Quarterly Holdings Report
for
Fidelity® SAI International Small Cap Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SIS-NPRT3-0924
1.9901438.103
Common Stocks - 98.0%
	Shares	Value ($)
Australia - 8.6%
Abacus Group unit	128,732	92,603
Abacus Storage King	167,767	139,882
Accent Group Ltd.	111,639	159,884
AGL Energy Ltd.	170,448	1,157,001
Alpha HPA Ltd. (a)	181,368	100,815
ALS Ltd.	136,304	1,376,260
Amotiv Ltd.	39,718	280,774
AMP Ltd.	763,753	591,856
Ansell Ltd.	40,144	718,522
APM Human Services International ltd.	88,495	82,177
ARB Corp. Ltd.	21,982	605,049
Arena (REIT) unit	100,548	253,808
Atlas Arteria Ltd. unit	326,783	1,119,787
Aub Group Ltd.	29,002	612,218
Audinate Group Ltd. (a)	20,885	203,091
Aussie Broadband Ltd. (a)	67,119	140,017
Austal Ltd.	92,664	158,766
Australian Agricultural Co. Ltd. (a)(b)	51,169	46,847
AVZ Minerals Ltd. (a)(b)(c)	776,046	395,846
Bank of Queensland Ltd.	185,727	766,388
Bapcor Ltd.	95,601	320,719
Beach Energy Ltd.	449,659	438,141
Bega Cheese Ltd.	72,299	211,341
Bellevue Gold Ltd. (a)	331,538	297,029
Bendigo & Adelaide Bank Ltd.	159,703	1,304,428
Boss Energy Ltd. (a)	115,066	274,653
Breville Group Ltd.	28,276	542,159
Brickworks Ltd.	21,497	405,151
BWP Trust	160,022	374,634
Capricorn Metals Ltd. (a)	90,734	319,225
Centuria Capital Group unit	185,753	206,504
Centuria Industrial REIT	151,208	314,446
Centuria Office REIT unit (b)	119,469	97,268
Cettire Ltd. (a)	75,236	65,191
Challenger Ltd.	116,762	537,550
Champion Iron Ltd.	109,417	449,354
Charter Hall Group unit	133,171	1,104,265
Charter Hall Long Wale REIT unit	183,849	428,012
Charter Hall Retail REIT	146,812	335,067
Charter Hall Social Infrastructure REIT (b)	94,726	158,582
Cleanaway Waste Management Ltd.	596,278	1,099,620
Clinuvel Pharmaceuticals Ltd.	11,263	110,113
Codan Ltd./Australia	28,335	243,109
Collins Foods Ltd.	31,158	186,642
Coronado Global Resources, Inc. CDI (b)(d)	237,498	223,649
Corporate Travel Management Ltd.	34,975	307,398
Credit Corp. Group Ltd.	19,322	220,113
Cromwell Property Group unit	403,058	109,386
Data#3 Ltd.	39,516	227,922
De Grey Mining Ltd. (a)	540,123	430,920
Deep Yellow Ltd. (a)	241,839	204,014
Deterra Royalties Ltd.	118,834	310,069
Dexus Industria (REIT)	61,526	116,681
Dicker Data Ltd.	25,530	170,626
Domain Holdings Australia Ltd. (b)	71,270	149,609
Dominos Pizza Enterprises Ltd.	19,180	411,026
Downer EDI Ltd.	189,013	616,789
Eagers Automotive Ltd.	43,486	302,008
EBOS Group Ltd.	43,508	932,176
Elders Ltd.	44,111	274,618
Emerald Resources NL (a)	149,487	361,701
Evolution Mining Ltd.	559,092	1,436,880
EVT Ltd. (b)	25,232	190,910
Firefinch Ltd. (c)	325,521	2
Fleetpartners Group Ltd. (a)	68,633	153,498
Flight Centre Travel Group Ltd. (b)	52,910	768,477
G8 Education Ltd.	202,874	173,134
Genesis Minerals Ltd. (a)	284,460	388,787
Gold Road Resources Ltd.	303,429	336,334
GrainCorp Ltd.	63,167	373,012
Growthpoint Properties Australia Ltd.	73,415	111,863
Hansen Technologies Ltd.	51,648	152,326
Harvey Norman Holdings Ltd.	157,774	494,215
Healius Ltd. (a)(b)	186,377	184,041
HealthCo REIT	120,432	93,720
Helia Group Ltd.	83,007	216,587
Hmc Capital Ltd.	58,905	298,537
HomeCo Daily Needs (REIT) unit	466,192	387,180
HUB24 Ltd.	21,727	704,167
IDP Education Ltd.	74,474	727,612
IGO Ltd.	191,914	696,537
Iluka Resources Ltd.	120,471	477,419
Imdex Ltd.	141,973	212,611
Incitec Pivot Ltd.	546,866	1,054,988
Ingenia Communities Group unit	109,565	376,163
Inghams Group Ltd.	104,613	257,912
Insignia Financial Ltd.	149,909	271,551
IPH Ltd.	62,560	250,785
Iress Ltd. (a)	52,375	364,084
JB Hi-Fi Ltd.	30,776	1,401,773
Johns Lyng Group Ltd. (b)	58,280	227,149
Judo Capital Holdings Ltd. (a)(b)	203,248	184,751
Jumbo Interactive Ltd.	15,102	161,373
Kelsian Group Ltd.	45,722	156,974
Latin Resources Ltd. (a)	709,668	69,613
Lendlease Group unit	184,507	757,734
Leo Lithium Ltd. (a)(c)	273,636	90,367
Lifestyle Communities Ltd. (b)	30,874	181,710
Liontown Resources Ltd. (a)(b)	409,630	254,484
Lovisa Holdings Ltd.	18,457	421,724
Lynas Rare Earths Ltd. (a)(b)	250,061	1,026,952
MA Financial Group Ltd. (b)	28,168	82,892
Maas Group Holdings Ltd.	32,828	94,459
Mader Group Ltd. (b)	13,840	56,567
Magellan Financial Group Ltd.	51,142	341,801
Magellan Financial Group Ltd. warrants 4/16/27 (a)	5,527	416
McMillan Shakespeare Ltd.	14,703	172,205
Megaport Ltd. (a)	42,642	305,907
Metcash Ltd.	291,697	698,164
Monadelphous Group Ltd.	25,873	219,448
Mount Gibson Iron Ltd. (a)	171,910	39,909
Nanosonics Ltd. (a)	71,862	148,032
National Storage REIT unit	367,037	592,859
Netwealth Group Ltd.	34,361	532,548
Neuren Pharmaceuticals Ltd. (a)	32,921	415,504
New Hope Corp. Ltd.	142,916	455,150
NEXTDC Ltd. (a)	169,310	1,854,565
NIB Holdings Ltd.	136,601	672,657
Nick Scali Ltd.	20,684	212,228
Nine Entertainment Co. Holdings Ltd.	385,056	366,380
NRW Holdings Ltd.	121,306	264,956
Nufarm Ltd.	102,352	311,908
Objective Corp. Ltd.	8,056	65,326
oOh!media Ltd.	144,544	137,061
Orora Ltd.	378,468	504,898
Paladin Energy Ltd. (Australia) (a)	79,818	595,568
Pepper Money Ltd. (b)	51,356	48,529
Perenti Ltd.	231,188	158,745
Perpetual Trustees Australia Ltd. (b)	28,700	416,095
Perseus Mining Ltd. (Australia)	386,990	640,272
PEXA Group Ltd. (a)	37,482	338,257
Pinnacle Investment Management Group Ltd.	39,925	428,187
Platinum Asset Management Ltd.	124,609	87,192
PolyNovo Ltd. (a)	183,660	321,880
Premier Investments Ltd.	24,645	534,104
PWR Holdings Ltd.	24,034	187,033
Qube Holdings Ltd.	472,428	1,180,167
Ramelius Resources Ltd.	304,362	386,133
Red 5 Ltd. (a)	1,736,531	442,886
Redox Ltd.	59,252	120,893
Region RE Ltd. unit	327,800	486,608
Regis Resources Ltd. (a)(b)	211,436	231,600
Resolute Mng Ltd. (a)	595,635	253,185
Rural Funds Group unit	110,738	154,248
Sandfire Resources NL (a)	128,639	731,874
SG Fleet Group Ltd.	38,511	79,834
Sigma Healthcare Ltd.	390,450	331,935
Silex Systems Ltd. (a)(b)	50,435	154,685
SiteMinder Ltd. (a)	62,690	229,578
Smartgroup Corp. Ltd.	35,818	202,611
Stanmore Resources Ltd.	89,200	216,996
Steadfast Group Ltd.	295,893	1,255,810
Strike Energy Ltd. (a)(b)	682,026	89,202
Super Retail Group Ltd.	44,462	464,343
Tabcorp Holdings Ltd.	643,380	271,376
Technology One Ltd.	82,528	1,110,686
Telix Pharmaceuticals Ltd. (a)	69,666	869,248
Temple & Webster Group Ltd. (a)	23,385	149,256
The Star Entertainment Group Ltd. (a)(b)	684,083	259,467
Ventia Services Group Pty Ltd.	228,636	656,377
Viva Energy Group Ltd. (d)	336,850	718,123
Vulcan Steel Ltd.	18,365	75,061
WA1 Resources Ltd.	11,224	116,852
Waypoint (REIT) unit	188,990	312,683
Webjet Ltd. (a)(b)	109,137	635,908
Weebit Nano Ltd. (a)(b)	49,411	75,934
West African Resources Ltd. (a)	273,255	267,149
Westgold Resources Ltd.	267,211	456,078
Whitehaven Coal Ltd.	223,797	1,129,838
WorleyParsons Ltd.	133,446	1,324,713
Yancoal Australia Ltd. (b)	111,556	517,230
Zip Co. Ltd. (a)	341,198	426,171
TOTAL AUSTRALIA		68,967,875
Austria - 1.0%
ams-OSRAM AG (a)	285,273	383,343
Andritz AG	19,132	1,224,737
AT&S Austria Technologie & Systemtechnik AG (b)	7,124	151,963
BAWAG Group AG (d)	21,133	1,542,662
CA Immobilien Anlagen AG (b)	11,943	390,344
DO & CO Restaurants & Catering AG	2,161	364,376
EVN AG	10,086	329,650
Immofinanz AG (a)(c)	25,803	0
Immofinanz AG (a)	9,685	287,196
Kontron AG	10,792	229,155
Lenzing AG (a)(b)	5,618	195,475
Oesterreichische Post AG	9,533	314,671
Palfinger AG	4,300	105,173
PORR AG	4,992	75,852
Raiffeisen International Bank-Holding AG	37,405	729,073
S IMMO AG rights (a)(c)	11,010	0
Schoeller-Bleckmann Oilfield Equipment AG	2,911	115,621
UNIQA Insurance Group AG	34,693	297,368
Vienna Insurance Group AG	10,840	349,015
Wienerberger AG	31,434	1,114,477
TOTAL AUSTRIA		8,200,151
Bailiwick of Guernsey - 0.0%
Balanced Commercial Property Trust Ltd.	197,909	220,329
Bailiwick of Jersey - 0.1%
JTC PLC (d)	44,416	600,681
Belgium - 1.2%
Ackermans & Van Haaren SA	6,122	1,175,370
Aedifica SA	13,575	863,863
Barco NV (b)	20,172	260,227
Bekaert SA	10,011	409,757
Bpost SA	30,096	85,988
Cofinimmo SA	11,162	718,160
Colruyt NV	12,536	601,293
Deme Group NV	2,137	385,307
Fagron NV	18,510	381,418
Galapagos NV (a)	13,072	349,465
KBC Ancora	9,754	475,032
Kinepolis Group NV	3,825	155,028
Melexis NV	5,762	502,304
Montea SICAFI SCA	4,689	406,481
Ontex Group NV (a)(b)	18,727	175,920
Proximus	38,840	280,791
Recticel SA	11,894	159,359
Retail Estates NV	3,405	232,527
Shurgard Self Storage SA	9,753	381,042
Solvay SA Class A	21,138	744,154
Tessenderlo Group	7,291	194,505
VGP NV	3,921	425,199
X-Fab Silicon Foundries SE (a)(d)	16,473	105,541
Xior Student Housing NV	9,525	320,592
Xior Student Housing NV rights (a)	9,309	5,256
TOTAL BELGIUM		9,794,579
Bermuda - 0.0%
Cool Co. Ltd.	6,859	83,611
Brazil - 0.0%
Karoon Energy Ltd. (a)	214,774	261,942
China - 0.5%
CITIC 1616 Holdings Ltd.	472,000	125,660
E-Commodities Holdings Ltd.	342,000	69,163
ESR Group Ltd. (d)	420,800	637,702
Health & Happiness H&H International Holdings Ltd.	62,500	68,717
Kerry Logistics Network Ltd.	107,000	93,676
OSL Group Ltd. (a)(b)	97,000	71,265
Sasseur (REIT)	153,600	76,990
Shangri-La Asia Ltd.	404,000	283,369
Theme International Holdings Ltd.	1,330,000	76,605
VSTECS Holdings Ltd.	180,000	99,068
Xinyi Glass Holdings Ltd.	483,000	511,262
Yangzijiang Shipbuilding Holdings Ltd.	733,500	1,476,109
Yanlord Land Group Ltd. (a)	162,400	54,672
TOTAL CHINA		3,644,258
Cyprus - 0.0%
Atalaya Mining PLC	27,761	135,615
Denmark - 2.4%
ALK-Abello A/S (a)	37,361	843,080
Alm. Brand A/S	238,551	454,933
Ambu A/S Series B (a)	53,549	1,086,838
Bavarian Nordic A/S (a)	22,211	597,359
Better Collective A/S (a)	10,908	250,057
Cadeler A/S (a)	54,381	351,389
cBrain A/S	3,079	114,088
Cementir SpA	13,386	150,955
Chemometec A/S	4,543	251,415
D/S Norden A/S	6,371	275,522
DFDS A/S	9,327	255,649
FLSmidth & Co. A/S	12,298	627,438
GN Store Nord A/S (a)	38,754	1,015,302
H Lundbeck A/S	78,652	492,074
H Lundbeck A/S Class A	10,866	58,463
ISS A/S	44,898	821,075
Jyske Bank A/S (Reg.)	13,716	1,119,893
Matas A/S	9,767	166,858
Netcompany Group A/S (a)(d)	12,846	546,599
Nilfisk Holding A/S (a)	3,393	63,181
NKT A/S (a)	15,240	1,371,410
NTG Nordic Transport Group A/S (a)	1,737	73,557
Per Aarsleff Holding A/S	4,877	279,023
Ringkjoebing Landbobank A/S	7,788	1,380,186
Royal Unibrew A/S (a)	14,288	1,122,045
Scandinavian Tobacco Group A/S (d)	16,294	238,665
Schouw & Co.	3,590	296,242
Spar Nord Bank A/S	20,384	415,638
Svitzer A/S	4,148	158,962
Sydbank A/S	16,026	864,587
Topdanmark A/S	12,805	697,502
Zealand Pharma A/S (a)	19,157	2,583,750
TOTAL DENMARK		19,023,735
Egypt - 0.1%
Centamin PLC	326,473	531,757
Faroe Islands - 0.1%
Bakkafrost	14,306	747,385
Finland - 1.2%
Cargotec Corp. (B Shares)	10,983	560,085
Citycon Oyj	30,047	132,285
Finnair Oyj (a)	28,841	73,523
Harvia Oyj	4,471	192,582
Huhtamaki Oyj	27,291	1,106,407
Kalmar Oyj (B Shares)	10,983	324,735
Kemira Oyj	30,881	698,498
Kempower OYJ (a)(b)	5,694	92,188
Kojamo OYJ (a)	39,459	390,533
Konecranes Oyj	19,106	1,334,731
Mandatum Holding OY	121,909	564,818
Marimekko Oyj	8,481	125,563
Metsa Board OYJ (B Shares)	45,442	347,208
Musti Group OYJ	2,120	58,506
Nokian Tyres PLC	34,164	311,765
Outokumpu Oyj (A Shares)	102,823	370,118
Puuilo Oyj	21,441	235,526
Qt Group Oyj (a)(b)	5,454	484,603
Revenio Group Oyj	6,194	192,389
TietoEVRY Oyj	30,401	616,245
Tokmanni Group Corp.	13,638	166,933
Valmet Corp. (b)	42,046	1,190,847
YIT OYJ	42,514	106,653
TOTAL FINLAND		9,676,741
France - 3.3%
Abivax SA (a)	10,124	120,743
Air France KLM (Reg.) (a)(b)	34,174	304,015
Altarea SCA	1,537	166,175
Alten SA	8,517	938,344
Antin Infrastructure Partners SA	10,544	142,869
Aubay	2,050	81,201
Beneteau SA (b)	10,510	102,598
Carmila SA	16,035	289,810
Casino Guichard Perrachon SA (a)(b)	31,527	119,420
Coface SA	30,030	455,325
Compagnie des Alpes	5,589	80,085
Derichebourg	28,315	146,049
Elior SA (a)(b)(d)	32,589	113,285
Elis SA	50,013	1,157,226
Emeis SA (a)	20,717	232,102
Equasens (b)	1,605	83,637
Eramet SA	2,423	205,981
Esker SA	1,526	335,257
Esso SA Francaise	724	114,085
Etablissements Maurel & Prom	17,206	105,396
Eutelsat Communications (a)(b)	35,075	181,372
Exclusive Networks SA (a)	3,906	98,284
Fnac Darty SA (b)	3,330	98,927
Forvia SE	45,110	528,968
Gaztransport et Technigaz SA	9,981	1,473,384
Gl Events	2,961	60,758
ICADE	10,018	223,345
ID Logistics Group (a)	781	377,821
Imerys SA	9,552	325,016
Interparfums SA	6,426	327,211
Ipsos SA	10,942	676,769
JCDecaux SA (a)	18,335	382,177
Kaufman & Broad SA	3,117	106,767
LISI	4,570	125,873
Manitou BF SA	2,797	64,779
Mercialys SA	26,368	334,736
Mersen SA	6,332	219,975
Metropole Television SA	7,199	94,117
Neoen SA (d)	19,566	815,673
Nexans SA	8,683	1,123,902
Nexity (a)	10,990	124,054
Opmobility	16,911	177,620
OVH Groupe SAS (a)(b)	11,852	76,448
Peugeot Invest	1,402	126,999
Pierre Et Vacances La Defense (a)(b)	39,563	58,831
Pluxee France SA	25,111	588,505
Quadient SA	8,315	165,220
Rubis SCA	22,087	692,250
SCOR SE	43,536	933,385
Seche Environment SA	719	78,592
Societe BIC SA	6,539	410,456
Soitec SA (a)(b)	7,130	920,572
Sopra Steria Group	4,383	813,985
SPIE SA	40,196	1,555,636
Technip Energies NV	43,757	1,117,602
Television Francaise 1 SA	11,718	103,166
Trigano SA	2,502	293,795
Ubisoft Entertainment SA (a)	27,233	559,838
Valeo SA	63,010	720,026
Vallourec SA (a)	45,712	741,088
Valneva SE (a)(b)	31,094	110,983
Verallia SA (d)	20,415	600,960
Vicat SA	5,032	175,085
Virbac SA	1,189	452,952
Voltalia SA (a)(b)	11,135	123,883
VusionGroup (b)	2,061	300,897
Wavestone	2,094	121,697
Wendel SA	7,497	719,273
Worldline SA (a)(d)	60,595	688,579
TOTAL FRANCE		26,485,834
Gabon - 0.0%
BW Energy Ltd. (a)	17,758	50,455
Georgia - 0.1%
Bank of Georgia Group PLC	9,734	570,618
TBC Bank Group PLC	12,535	499,545
TOTAL GEORGIA		1,070,163
Germany - 3.6%
1&1 AG	9,880	159,106
About You Holding AG (a)(b)	17,271	65,420
Adesso AG (b)	932	92,292
Adtran Networks SE	4,998	103,963
Aixtron AG	32,311	755,321
Amadeus Fire AG	1,535	157,819
Aroundtown SA (a)(b)	219,582	469,344
ATOSS Software AG	2,236	330,076
Aurubis AG (b)	8,858	690,712
Auto1 Group SE (a)(b)(d)	31,505	265,951
BayWa AG (a)(b)	4,823	67,856
Bilfinger Berger AG	7,921	444,913
Borussia Dortmund GmbH & Co. KGaA (a)	21,823	85,969
CANCOM AG	9,489	336,839
CECONOMY AG (a)	42,421	128,089
Cewe Stiftung & Co. KGAA	1,453	155,678
CompuGroup Medical AG	7,791	135,078
CureVac NV (a)(b)	30,276	108,718
Datagroup AG (b)	1,166	53,000
Dermapharm Holding SE	5,464	209,631
Deutsche Pfandbriefbank AG (a)(b)(d)	38,973	220,383
Deutz AG	33,519	193,351
Duerr AG	14,893	328,161
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,285	201,172
ELMOS Semiconductor AG	1,805	147,877
ElringKlinger AG (b)	10,033	52,554
Encavis AG	34,420	644,443
Energiekontor AG	1,966	138,514
Evotec OAI AG (a)(b)	40,816	384,592
Fielmann AG	7,085	320,895
Flatex AG (b)	22,132	313,057
Formycon AG (a)(b)	2,340	133,967
Fraport AG Frankfurt Airport Services Worldwide (a)(b)	10,532	535,490
Freenet AG	33,428	925,419
Gerresheimer AG	9,837	1,019,363
GFT Technologies AG	4,818	123,839
Grand City Properties SA (a)	20,390	240,531
Grenkeleasing AG	7,799	240,975
Hamborner (REIT) AG	20,435	143,974
Hamburger Hafen und Logistik AG	6,200	112,325
HelloFresh AG (a)(b)	47,522	297,167
Hensoldt AG	18,085	670,162
Hornbach Holding AG & Co. KGaA	2,267	185,972
Hugo Boss AG (b)	15,999	636,323
Hypoport AG (a)(b)	1,182	352,041
Ionos SE (a)	6,083	160,962
Jenoptik AG	14,728	420,800
JOST Werke AG (d)	3,379	152,859
K+S AG (b)	50,415	650,920
KION Group AG	20,490	812,060
Kloeckner & Co. AG	15,288	84,547
Knaus Tabbert AG	1,282	43,080
Krones AG	3,994	541,178
Lanxess AG	24,684	645,951
MBB SE	473	52,931
Metro Wholesale & Food Specialist AG	31,839	145,067
Montana Aerospace AG (a)(d)	7,854	167,325
mutares AG	3,813	132,258
Nagarro SE (a)	2,390	207,961
Nordex SE (a)(b)	33,771	513,143
NORMA Group AG	8,459	157,279
Northern Data AG (a)(b)	3,769	85,659
Patrizia Immobilien AG	12,518	98,762
Pfeiffer Vacuum Technology AG	1,097	187,107
PNE AG (b)	8,570	136,341
ProSiebenSat.1 Media AG	40,035	274,915
PVA TePla AG (a)	6,102	95,492
RENK GmbH	8,678	246,158
SAF-Holland SA	13,037	266,948
Salzgitter AG (b)	6,828	122,372
Schaeffler AG	34,863	191,294
SCHOTT Pharma AG & Co. KGaA (b)	10,831	375,099
secunet Security Network AG	451	59,743
SGL Carbon AG (a)(b)	17,252	116,133
Siltronic AG	4,645	379,291
Sirius Real Estate Ltd.	379,306	459,335
Sixt SE	4,068	284,187
SMA Solar Technology AG	4,602	124,214
Softwareone Holding AG	33,816	674,201
Stabilus Se	7,083	346,867
Steico AG (a)	1,593	47,152
STRATEC Biomedical Systems AG	2,054	90,363
Stroeer SE & Co. KGaA	9,414	636,769
Suedzucker AG (Bearer)	17,117	225,633
SUSS MicroTec SE	5,381	366,304
TAG Immobilien AG (a)	49,996	754,809
Takkt AG	6,467	74,888
TeamViewer AG (a)(d)	42,205	569,813
Thyssenkrupp AG (b)	140,193	536,951
Thyssenkrupp Nucera AG & Co. (b)(d)	7,230	68,348
TUI AG (a)(b)	128,581	830,488
United Internet AG	24,604	545,867
VERBIO Vereinigte BioEnergie AG (b)	5,684	107,159
VIB Vermoegen AG (a)(b)	3,331	29,417
Vossloh AG	2,428	129,152
Wacker Chemie AG	5,202	522,451
Wacker Construction Equipment AG	7,918	123,397
Wuestenrot & Wuerttembergische AG	6,672	90,115
TOTAL GERMANY		28,539,837
Ghana - 0.0%
Tullow Oil PLC (a)(b)	344,102	135,451
Guatemala - 0.1%
Millicom International Cellular SA (depository receipt) (a)	36,329	904,392
Hong Kong - 1.0%
ASMPT Ltd.	88,500	923,191
Bank of East Asia Ltd.	298,402	376,972
C-Mer Medical Holdings Ltd. (a)(b)	162,000	54,326
Cafe de Coral Holdings Ltd.	100,000	103,163
Citychamp Watch & Jewel Gr Ltd. (a)	370,000	46,411
Cowell e Holdings, Inc. (a)(b)	72,000	197,214
Dah Sing Banking Group Ltd.	120,400	95,391
Dah Sing Financial Holdings Ltd.	53,600	140,297
Fortune (REIT)	423,000	202,489
Guotai Junan International Holdings Ltd.	873,000	74,865
Hang Lung Properties Ltd.	515,000	377,646
HKBN Ltd.	317,000	100,624
Hutchison Port Holdings Trust	1,350,800	164,798
Hutchison Telecommunications Hong Kong Holdings Ltd.	408,000	52,744
Hysan Development Co. Ltd.	173,000	236,930
Johnson Electric Holdings Ltd.	106,535	147,267
Kerry Properties Ltd.	164,000	279,601
Luk Fook Holdings International Ltd.	99,000	194,633
Man Wah Holdings Ltd.	436,800	258,294
Melco Crown Entertainment Ltd. sponsored ADR (a)	63,456	362,334
Melco International Development Ltd. (a)	180,000	105,749
New World Development Co. Ltd. (b)	401,000	374,164
NWS Holdings Ltd.	275,000	246,389
Pacific Basin Shipping Ltd.	1,502,000	451,781
PAX Global Technology Ltd.	195,000	109,320
PCCW Ltd.	1,197,000	620,497
Realord Group Holdings Ltd. (a)	122,000	83,542
SmarTone Telecommunications Holdings Ltd.	92,000	44,158
Stella International Holdings Ltd.	157,500	262,471
Sunevision Holdings Ltd.	202,000	71,101
Super Hi International Holding Ltd. (a)(b)	53,000	84,254
Texhong International Group Ltd. (a)	77,000	39,422
The United Laboratories International Holdings Ltd.	280,000	322,546
United Energy Group Ltd. (b)	2,272,000	97,419
Vitasoy International Holdings Ltd.	234,000	168,023
Viva Goods Co. Ltd. (b)	1,104,000	81,957
Vtech Holdings Ltd.	46,300	304,900
Yue Yuen Industrial (Holdings) Ltd.	226,500	369,921
TOTAL HONG KONG		8,226,804
Indonesia - 0.1%
First Pacific Co. Ltd.	658,000	293,086
First Resources Ltd.	155,000	171,617
Golden Agri-Resources Ltd.	1,808,100	371,981
Nickel Industries Ltd.	479,729	268,230
TOTAL INDONESIA		1,104,914
Ireland - 0.5%
C&C Group PLC (United Kingdom)	109,936	226,125
Cairn Homes PLC	173,270	354,416
COSMO Pharmaceuticals NV	2,464	209,415
Dalata Hotel Group PLC	59,770	265,536
Glanbia PLC	55,616	1,112,921
Glenveagh Properties PLC (a)(d)	155,255	231,202
Greencore Group PLC (a)	131,759	305,228
Irish Residential Properties REIT PLC	134,044	133,464
Keywords Studios PLC	22,632	694,778
Uniphar PLC	65,367	183,933
TOTAL IRELAND		3,717,018
Israel - 2.7%
Africa Israel Residences Ltd.	1,894	111,123
Airport City Ltd. (a)	19,548	270,179
Alony Hetz Properties & Investments Ltd.	43,950	293,550
Amot Investments Ltd.	66,918	271,007
Ashtrom Group Ltd. (a)	11,967	150,363
Aura Investments Ltd.	43,122	170,531
Azorim Investment Development & Construction Co. Ltd. (a)	20,723	93,847
Bezeq The Israel Telecommunication Corp. Ltd.	589,987	667,957
Big Shopping Centers Ltd. (a)	4,469	436,332
Blue Square Real Estate Ltd.	1,540	105,670
Camtek Ltd.	8,332	837,520
Cellcom Israel Ltd. (Israel) (a)	30,348	114,395
Cellebrite DI Ltd. (a)(b)	17,329	237,407
Clal Insurance Enterprises Holdings Ltd. (a)	18,215	277,292
Danel Adir Yeoshua Ltd.	1,395	114,393
Danya Cebus Ltd.	2,185	47,938
Delek Automotive Systems Ltd.	13,690	75,070
Delek Group Ltd.	2,681	277,575
Delta Galil Industries Ltd.	2,919	129,720
Elco Ltd.	2,885	82,344
Electra Consumer Products 1970 Ltd. (a)	3,515	67,875
Electra Israel Ltd.	614	224,963
Electra Real Estate Ltd.	8,488	82,401
Energean PLC	44,439	570,714
Energix-Renewable Energies Ltd.	77,207	264,273
Enlight Renewable Energy Ltd. (a)	33,517	513,607
Equital Ltd. (a)	6,885	198,333
Fattal Holdings 1998 Ltd. (a)	2,135	226,015
FIBI Holdings Ltd.	4,972	203,988
First International Bank of Israel	15,704	634,325
Formula Systems (1985) Ltd.	2,879	224,051
Fox Wizel Ltd.	2,355	154,678
G City Ltd. (a)	31,078	86,072
Harel Insurance Investments and Financial Services Ltd.	29,914	268,485
Hilan Ltd.	4,520	243,074
Isracard Ltd.	53,603	186,456
Israel Canada T.R Ltd.	47,427	167,482
Israel Corp. Ltd. (Class A)	1,071	225,226
Isras Holdings Ltd.	1,067	82,952
Isras Investment Co. Ltd.	436	79,175
Ituran Location & Control Ltd.	4,452	117,844
Kornit Digital Ltd. (a)	13,447	210,446
Kvutzat Acro Ltd.	7,956	84,182
M Yochananof & Sons Ltd.	1,428	70,901
Magic Software Enterprises Ltd.	8,149	86,375
Matrix IT Ltd.	9,866	192,602
Maytronics Ltd.	14,238	58,603
Mega Or Holdings Ltd.	6,701	168,039
Melisron Ltd.	7,385	517,677
Menora Mivtachim Holdings Ltd.	6,156	157,955
Migdal Insurance & Financial Holdings Ltd.	124,502	147,641
Mivne Real Estate KD Ltd.	169,976	392,432
Nano Dimension Ltd. ADR (a)(b)	53,031	128,865
Naphtha Israel Petroleum Corp. Ltd. (a)	7,629	42,480
Nayax Ltd. (a)	3,536	77,625
Next Vision Stabilized Systems Ltd.	15,586	187,796
Nova Ltd. (a)	8,242	1,657,382
Oddity Tech Ltd.	9,031	365,259
Oil Refineries Ltd.	727,339	175,082
One Software Technologies Ltd.	13,157	164,619
OPC Energy Ltd. (a)	31,610	225,762
OY Nofar Energy Ltd. (a)	5,510	122,067
Partner Communications Co. Ltd. (a)	39,348	162,371
Paz Oil Co. Ltd.	2,840	269,321
Perion Network Ltd. (a)	13,334	109,094
Plus500 Ltd.	21,911	660,814
Prashkovsky Investments & Construction Ltd.	2,104	44,636
Radware Ltd. (a)	9,997	226,532
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	2,540	140,760
Reit 1 Ltd.	54,414	203,671
Retailors Ltd.	5,532	85,620
Sapiens International Corp. NV	9,471	366,023
Sella Capital Real Estate Ltd.	62,921	115,726
Shapir Engineering and Industry Ltd. (a)	41,400	230,304
Shikun & Binui Ltd. (a)	95,888	217,678
Shufersal Ltd.	59,796	405,083
Similarweb Ltd. (a)	8,423	51,633
Strauss Group Ltd.	16,414	239,715
Summit Real Estate Holdings Ltd.	11,553	137,002
Tadiran Group Ltd.	968	48,395
Tel Aviv Stock Exchange Ltd.	24,714	196,449
The Phoenix Holdings Ltd.	50,782	490,303
Tower Semiconductor Ltd. (a)	31,464	1,269,247
WalkMe Ltd. (a)	7,770	107,848
YH Dimri Construction & Development Ltd.	2,135	169,314
ZIM Integrated Shipping Services Ltd. (b)	27,440	540,294
TOTAL ISRAEL		21,307,825
Italy - 3.2%
A2A SpA	444,402	941,227
ACEA SpA	12,307	213,508
Anima Holding SpA (d)	52,191	274,624
Ariston Holding NV (b)	24,581	99,973
Arnoldo Mondadori Editore SpA	36,067	102,073
Ascopiave SpA	15,776	42,428
Azimut Holding SpA	30,518	764,931
Banca Generali SpA	16,431	714,854
Banca IFIS SpA	6,856	161,012
Banca Monte dei Paschi di Siena SpA	268,404	1,464,020
Banca Popolare di Sondrio SCARL	103,224	786,468
BFF Bank SpA (d)	50,751	573,969
BPER Banca	281,815	1,647,579
Brembo N.V.	43,120	483,746
Brunello Cucinelli SpA	9,578	895,086
Buzzi SpA	27,106	1,063,704
Carel Industries SpA (d)	14,720	271,778
Cembre SpA	1,440	56,182
CIR SpA (a)	184,819	117,812
Credito Emiliano SpA	23,929	262,079
Cromwell European (REIT)	87,090	131,954
d'Amico International Shipping SA	12,440	94,108
Danieli & C. Officine Meccaniche SpA	2,929	114,117
De'Longhi SpA	21,558	679,870
Digital Value SpA	780	46,429
El.En. Group SpA	12,409	130,402
Enav SpA (d)	77,584	331,999
ERG SpA	15,106	400,537
Ferretti SpA	43,202	130,681
Fila SpA	8,934	86,246
Fincantieri Cantieri Navali It (a)	15,468	86,179
GVS SpA (a)(d)	20,392	140,802
Hera SpA	232,473	850,387
Illimity Bank SpA (b)	17,779	90,973
Industrie de Nora SpA (b)	8,493	98,350
Intercos SpA	13,856	247,428
Interpump Group SpA	21,728	942,957
Iren SpA	168,185	342,194
Italgas SpA	139,698	746,567
Iveco Group NV	50,189	516,012
Juventus Football Club SpA (a)(b)	45,818	118,016
Lottomatica Group SpA	31,881	389,541
LU-VE SpA	2,373	65,874
Maire SpA	41,613	330,562
MARR SpA	9,881	123,192
MFE-MediaForEurope NV	17,760	82,419
MFE-MediaForEurope NV Class A	46,836	159,465
OVS (d)	53,425	151,139
Pharmanutra SpA (b)	959	49,195
Piaggio & C SpA (b)	47,216	130,099
Pirelli & C. SpA (d)	84,371	528,323
Rai Way SpA (d)	26,926	145,121
Reply SpA	6,377	905,478
Safilo Group SpA (a)	58,604	66,215
Saipem SpA (a)	368,242	875,570
Salcef Group SpA	6,082	168,176
Salvatore Ferragamo Italia SpA (b)	19,089	166,512
Sanlorenzo SpA	3,567	145,344
Saras SpA	120,786	209,153
Seco SpA (a)(b)	13,204	36,940
Sesa SpA	2,169	238,261
SOL SpA	10,411	389,285
Tamburi Investment Partners SpA	26,528	267,577
Technogym SpA (d)	36,850	361,520
Technoprobe SpA (a)	42,971	391,110
Tinexta SpA	6,362	104,243
Unipol Gruppo SpA	112,144	1,208,824
Webuild SpA	128,550	336,678
Webuild SpA warrants 8/2/30 (a)	6,588	17,254
Wiit SpA	3,498	85,178
Zignago Vetro SpA	10,457	128,336
TOTAL ITALY		25,519,845
Japan - 35.0%
77 Bank Ltd.	17,500	553,720
ABC-MART, Inc.	28,300	556,819
ACOM Co. Ltd.	132,400	383,399
Activia Properties, Inc.	182	429,472
Adastria Co. Ltd.	8,300	183,669
Adeka Corp.	21,900	470,732
Advance Logistics Investment Corp.	173	138,003
Advance Residence Investment Corp.	383	805,347
Aeon (REIT) Investment Corp.	477	412,664
Aeon Delight Co. Ltd.	5,500	143,737
AEON Financial Service Co. Ltd.	30,400	280,856
Aeon Hokkaido Corp.	11,800	72,152
AEON MALL Co. Ltd.	25,700	354,178
Ai Holdings Corp.	9,500	160,632
Aica Kogyo Co. Ltd.	15,300	355,831
Aichi Corp.	7,500	63,382
Aichi Financial Group, Inc.	10,800	197,248
Aida Engineering Ltd.	11,700	66,933
Aiful Corp.	90,800	237,600
Ain Holdings, Inc.	7,700	298,686
Air Water, Inc.	52,300	775,920
Aisan Industry Co. Ltd.	9,700	99,975
Alfresa Holdings Corp.	49,100	774,823
Alpen Co. Ltd.	4,400	64,735
Alps Alpine Co. Ltd.	53,200	563,837
Alps Logistics Co. Ltd.	4,500	172,124
Amada Co. Ltd.	92,000	1,080,442
Amano Corp.	15,100	384,543
Amvis Holdings, Inc.	11,400	196,487
Anritsu Corp.	38,300	330,064
Anycolor, Inc. (a)	7,200	121,790
Aoki International Co. Ltd.	9,700	89,356
Aoyama Trading Co. Ltd.	11,400	117,192
Aozora Bank Ltd. (b)	30,400	505,386
Appier Group, Inc. (a)	19,600	161,453
Arata Corp.	7,600	182,384
Arcland Sakamoto Co. Ltd.	13,580	164,985
ARCS Co. Ltd.	10,500	191,699
ARE Holdings, Inc.	21,300	291,763
Argo Graphics, Inc.	4,400	150,382
Ariake Japan Co. Ltd.	5,100	183,499
Artience Co. Ltd.	10,600	226,781
As One Corp.	16,100	348,750
ASAHI INTECC Co. Ltd.	62,000	985,428
Asahi Yukizai Corp.	3,600	115,831
ASKUL Corp.	10,900	154,909
Atom Corp. (a)(b)	32,600	162,559
Autobacs Seven Co. Ltd.	18,500	205,062
Avex, Inc.	9,100	91,604
Axial Retailing, Inc.	17,100	117,230
AZ-Com Maruwa Holdings, Inc.	16,500	143,186
Azbil Corp.	32,200	943,183
Bank of Nagoya Ltd.	3,100	170,101
Base Co. Ltd.	2,700	50,718
BayCurrent Consulting, Inc.	37,600	1,140,763
Belc Co. Ltd.	2,900	121,571
Bell System24 Holdings, Inc.	9,500	99,246
Belluna Co. Ltd.	12,100	63,406
Bengo4.Com, Inc. (a)(b)	2,500	60,579
Bic Camera, Inc.	27,100	307,171
Biprogy, Inc.	20,300	666,571
BML, Inc.	6,300	126,374
Bunka Shutter Co. Ltd.	14,400	167,930
C. Uyemura & Co. Ltd.	2,800	203,171
Calbee, Inc.	22,900	526,927
Canon Electronics, Inc.	5,300	81,797
Canon Marketing Japan, Inc.	12,900	401,540
Casio Computer Co. Ltd.	54,400	437,844
Cawachi Ltd.	3,500	65,161
Central Automotive Products Ltd.	3,100	103,157
Central Glass Co. Ltd.	5,700	144,398
Change Holdings, Inc. (b)	12,100	91,030
Chiyoda Corp. (a)	44,900	92,614
Chofu Seisakusho Co. Ltd.	4,900	70,586
Chudenko Corp.	7,300	171,530
Chugin Financial Group, Inc.	42,200	475,931
Chugoku Electric Power Co., Inc.	83,300	605,545
Chugoku Marine Paints Ltd.	10,100	142,326
Ci Takiron Corp.	11,000	62,928
Citizen Watch Co. Ltd.	52,000	350,634
CKD Corp.	14,600	294,817
Coca-Cola Bottlers Japan, Inc.	38,300	571,157
COLOPL, Inc.	16,500	67,408
Colowide Co. Ltd. (b)	21,300	294,394
Comforia Residential REIT, Inc.	192	399,239
COMSYS Holdings Corp.	31,800	684,596
Comture Corp.	6,800	86,109
Cosmo Energy Holdings Co. Ltd.	17,600	960,096
Cosmos Pharmaceutical Corp.	5,700	510,434
Cover Corp. (a)(b)	9,100	118,636
CRE Logistics REIT, Inc.	159	153,263
Create Restaurants Holdings, Inc.	32,910	236,162
Create SD Holdings Co. Ltd.	7,600	170,969
Credit Saison Co. Ltd.	42,200	978,163
Curves Holdings Co. Ltd.	15,600	86,120
CyberAgent, Inc.	122,700	793,308
Cybozu, Inc.	6,700	80,460
Dai-Dan Co. Ltd.	9,700	201,051
Daicel Chemical Industries Ltd.	65,400	639,790
Daido Steel Co. Ltd.	33,600	338,792
Daiei Kankyo Co. Ltd.	11,600	223,552
Daihen Corp.	5,200	258,256
Daiichikosho Co. Ltd.	20,100	244,533
Daiki Aluminum Industry Co. Ltd.	7,600	63,467
Daikokutenbussan Co. Ltd.	1,500	106,739
Daio Paper Corp.	24,000	143,178
Daiseki Co. Ltd.	12,480	300,743
Daishi Hokuetsu Financial Group, Inc.	9,700	391,095
Daiwa House REIT Investment Corp.	657	1,061,778
Daiwa Industries Ltd.	8,000	84,643
Daiwa Office Investment Corp.	164	321,202
Daiwa Securities Living Invest	575	391,125
Daiwabo Holdings Co. Ltd.	23,500	446,924
DCM Holdings Co. Ltd.	32,300	312,424
DeNA Co. Ltd.	21,400	221,225
Denka Co. Ltd.	22,300	324,978
Dentsu Soken, Inc.	7,400	281,072
Descente Ltd.	9,700	258,032
Dexerials Corp.	15,400	753,423
Dic Corp.	21,700	446,399
Digital Arts, Inc.	3,000	95,424
Digital Garage, Inc.	8,600	160,972
Dip Corp.	10,500	215,530
Dmg Mori Co. Ltd.	34,000	878,569
Doshisha Co. Ltd.	7,000	107,006
Doutor Nichires Holdings Co., Ltd.	8,200	127,977
Dowa Holdings Co. Ltd.	14,800	543,163
DTS Corp.	11,200	323,728
Duskin Co. Ltd.	11,200	295,168
Dydo Group Holdings, Inc.	5,100	92,634
Eagle Industry Co. Ltd.	5,600	79,549
Earth Corp.	4,300	144,094
Ebara Corp.	130,000	1,861,667
EDION Corp.	19,000	222,082
eGuarantee, Inc.	10,100	99,176
Eiken Chemical Co. Ltd.	7,900	128,938
Eizo Corp.	4,000	130,303
Elecom Co. Ltd.	11,700	128,789
Electric Power Development Co. Ltd.	41,600	688,404
en japan, Inc.	8,500	159,951
Enplas Corp. (b)	1,700	86,813
ES-Con Japan Ltd.	11,000	76,660
euglena Co. Ltd. (a)(b)	30,600	113,163
Exedy Corp.	11,600	247,789
Exeo Group, Inc.	51,100	562,491
Ezaki Glico Co. Ltd.	13,500	414,539
Fancl Corp.	24,300	470,898
FCC Co. Ltd.	9,600	151,493
Ferrotec Holdings Corp.	12,600	211,367
Financial Products Group Co. Ltd.	17,500	307,116
Food & Life Companies Ltd.	31,500	553,755
FP Corp.	13,500	233,764
FP Partner, Inc. (b)	2,300	48,209
Freee KK (a)	12,700	206,940
Frontier Real Estate Investment Corp.	144	417,663
Fuji Co. Ltd.	8,400	110,856
Fuji Corp.	22,400	379,053
Fuji Kyuko Co. Ltd.	6,600	135,917
Fuji Media Holdings, Inc.	13,600	171,855
Fuji Oil Holdings, Inc.	12,300	258,718
Fuji Seal International, Inc.	10,900	175,573
Fuji Soft ABC, Inc.	15,300	738,420
Fujicco Co. Ltd.	5,100	63,254
Fujikura Ltd.	71,500	1,432,404
Fujimi, Inc.	15,100	322,553
Fujimori Kogyo Co. Ltd.	4,100	123,981
Fujio Food Group, Inc. (a)	5,100	47,832
Fujitec Co. Ltd.	16,700	487,717
Fujitsu General Ltd.	16,900	223,540
Fujiya Co. Ltd.	2,900	52,655
Fukuda Denshi Co. Ltd.	4,400	198,845
Fukuoka (REIT) Investment Fund	177	185,265
Fukuoka Financial Group, Inc.	49,500	1,388,419
Fukushima Galilei Co. Ltd.	3,400	154,107
Fukuyama Transporting Co. Ltd.	5,900	159,704
Funai Soken Holdings, Inc.	10,600	155,528
Furukawa Co. Ltd.	7,900	97,033
Furukawa Electric Co. Ltd.	19,200	525,250
Furuya Metal Co. Ltd.	4,500	138,480
Fuso Chemical Co. Ltd. (b)	5,700	148,583
Future Corp.	12,300	140,731
Fuyo General Lease Co. Ltd.	4,800	395,394
G-7 Holdings, Inc.	5,700	64,608
G-Tekt Corp.	6,800	83,295
Genky DrugStores Co. Ltd.	4,400	101,185
Geo Holdings Corp.	6,700	74,154
Global One Real Estate Investment Corp.	288	194,557
Glory Ltd.	11,700	213,647
GLP J-REIT	1,327	1,163,965
GMO Financial Gate, Inc.	1,100	48,830
GMO Financial Holdings, Inc.	11,900	51,237
GMO Internet, Inc.	18,900	314,085
GMO Payment Gateway, Inc.	12,000	678,402
GNI Group Ltd. (a)	14,300	218,979
Godo Steel Ltd.	2,400	78,903
Goldcrest Co. Ltd.	4,800	92,600
GOLDWIN, Inc.	6,000	373,125
GREE, Inc.	17,400	61,676
GS Yuasa Corp.	22,900	407,466
GungHo Online Entertainment, Inc.	12,300	240,409
Gunma Bank Ltd.	97,100	669,890
Gunze Ltd.	4,100	152,992
H.I.S. Co. Ltd. (a)	16,300	186,824
H.U. Group Holdings, Inc.	15,700	276,470
H2O Retailing Corp.	26,900	473,158
Hakuhodo DY Holdings, Inc.	61,200	503,310
Hakuto Co. Ltd. (b)	2,900	97,760
Halows Co. Ltd.	2,700	82,637
Hamakyorex Co. Ltd.	4,300	137,062
Hankyu REIT, Inc.	177	157,262
Hanwa Co. Ltd.	8,900	346,364
Harmonic Drive Systems, Inc. (b)	15,200	420,573
Haseko Corp.	67,700	844,860
Hazama Ando Corp.	40,700	330,643
Heiwa Corp.	15,600	224,828
Heiwa Real Estate (REIT), Inc.	291	254,859
Heiwa Real Estate Co. Ltd.	8,200	238,110
Heiwado Co. Ltd.	8,100	133,554
Hiday Hidaka Corp.	7,000	129,575
Hino Motors Ltd. (a)	83,500	269,757
Hioki EE Corp. (b)	2,800	150,836
Hirata Corp.	2,600	108,648
Hirogin Holdings, Inc.	71,300	586,849
Hirose Electric Co. Ltd.	8,300	1,048,546
Hisamitsu Pharmaceutical Co., Inc.	14,300	395,480
Hitachi Zosen Corp.	46,400	336,861
Hogy Medical Co. Ltd.	6,000	165,415
Hokkaido Electric Power Co., Inc.	49,300	335,512
Hokkoku Financial Holdings, Inc.	5,500	209,272
Hokuetsu Corp. (b)	27,200	210,984
Hokuhoku Financial Group, Inc.	30,500	434,580
Hokuriku Electric Power Co., Inc.	48,400	308,515
Hokuto Corp.	5,700	72,865
Horiba Ltd.	9,700	776,686
Hoshino Resorts REIT, Inc.	82	284,089
Hosiden Corp.	11,300	156,068
House Foods Group, Inc.	17,000	336,868
Hulic (REIT), Inc.	364	346,736
I'll, Inc.	2,400	43,304
Ichibanya Co. Ltd.	20,000	142,852
Ichigo Real Estate Investment Corp.	280	156,630
Ichigo, Inc.	66,800	190,405
Idec Corp.	8,300	171,757
IDOM, Inc.	18,600	143,282
IHI Corp.	39,700	1,448,281
Iida Group Holdings Co. Ltd.	44,000	663,796
Iino Kaiun Kaisha Ltd.	20,100	172,280
Inaba Denki Sangyo Co. Ltd.	14,300	378,011
Inabata & Co. Ltd.	12,500	281,616
Industrial & Infrastructure Fund Investment Corp.	678	559,399
Infocom Corp.	6,500	263,376
Infomart Corp.	59,000	126,424
INFRONEER Holdings, Inc.	54,216	473,741
Insource Co. Ltd.	14,400	84,302
Institute for Q-shu Pioneers of Space, Inc. (b)	3,100	33,937
Internet Initiative Japan, Inc.	31,500	533,674
Invincible Investment Corp.	2,167	985,099
Iriso Electronics Co. Ltd.	5,500	111,979
ISE Chemical Corp. (b)	500	69,257
Isetan Mitsukoshi Holdings Ltd.	96,100	1,911,940
Ispace, Inc. (a)	13,500	55,062
ITO EN Ltd.	15,100	360,553
Itochu Enex Co. Ltd.	14,900	170,976
Itochushokuhin Co. Ltd.	1,500	69,691
Itoham Yonekyu Holdings, Inc.	7,260	215,418
Itoki Corp.	10,500	107,660
Iwatani Corp.	12,500	799,539
Iyogin Holdings, Inc.	66,900	680,142
Izumi Co. Ltd.	9,300	222,746
J Trust Co. Ltd. (b)	19,500	53,760
J-Oil Mills, Inc.	5,200	72,791
J. Front Retailing Co. Ltd.	69,500	841,873
JAC Recruitment Co. Ltd.	19,100	92,692
JACCS Co. Ltd.	5,900	193,181
JAFCO Co. Ltd.	14,200	181,096
Japan Airport Terminal Co. Ltd.	18,600	683,012
Japan Aviation Electronics Industry Ltd.	13,000	220,507
Japan Elevator Service Holdings Co. Ltd.	20,500	380,291
Japan Excellent, Inc.	341	271,789
Japan Hotel REIT Investment Corp.	1,318	675,694
Japan Lifeline Co. Ltd.	14,900	115,775
Japan Logistics Fund, Inc.	249	425,846
Japan Material Co. Ltd.	17,900	238,738
Japan Petroleum Exploration Co. Ltd.	9,200	384,446
Japan Prime Realty Investment Corp.	239	520,901
Japan Pulp & Paper Co. Ltd.	2,500	110,477
Japan Retail Fund Investment Corp.	1,979	1,236,503
Japan Securities Finance Co. Ltd.	22,300	256,933
Japan Steel Works Ltd.	18,000	511,835
Japan Wool Textile Co. Ltd./The	12,900	114,959
JCR Pharmaceuticals Co. Ltd.	20,100	78,895
Jcu Corp.	6,000	150,996
JEOL Ltd.	12,500	509,245
JGC Holdings Corp.	62,900	534,191
JINS Holdings, Inc.	3,400	103,722
JMDC, Inc.	6,800	150,112
Joshin Denki Co. Ltd.	4,700	88,569
Joyful Honda Co. Ltd.	14,500	210,911
JTEKT Corp.	59,100	424,822
JTOWER, Inc. (a)	4,100	44,447
Juroku Financial Group, Inc.	8,000	259,804
Justsystems Corp.	9,300	196,485
JVCKENWOOD Holdings, Inc.	41,600	257,978
K&O Energy Group, Inc.	3,600	82,427
K's Holdings Corp.	40,100	434,045
Kadokawa Corp.	24,300	451,595
KAGA ELECTRONICS Co. Ltd.	5,700	208,131
Kagome Co. Ltd.	21,600	506,098
Kakaku.com, Inc.	36,900	513,331
Kaken Pharmaceutical Co. Ltd.	8,300	226,331
Kameda Seika Co. Ltd.	3,700	108,057
Kamigumi Co. Ltd.	23,700	544,228
Kanamoto Co. Ltd.	8,200	154,415
Kandenko Co. Ltd.	32,400	444,674
Kaneka Corp.	12,100	345,380
Kanematsu Corp.	21,400	365,845
Kansai Paint Co. Ltd.	47,800	789,408
Kappa Create Co. Ltd.	7,100	89,529
Kasumigaseki Capital Co. Ltd. (b)	1,800	155,242
Katakura Industries Co. Ltd.	5,000	70,058
Katitas Co. Ltd.	15,000	188,145
Kato Sangyo	6,400	183,278
Kawasaki Heavy Industries Ltd.	43,000	1,577,740
KDX Realty Investment Corp.	1,173	1,210,546
KeePer Technical Laboratory Co. Ltd.	3,600	87,233
Keihan Electric Railway Co., Ltd.	27,100	553,741
Keihanshin Bldg Co. Ltd.	8,300	91,530
Keikyu Corp.	62,200	492,850
Keio Corp.	29,300	733,641
Kewpie Corp.	28,200	724,366
Kfc Holdings Japan Ltd. (b)	4,100	177,077
KH Neochem Co. Ltd.	9,000	135,116
Ki-Star Real Estate Co. Ltd.	2,400	55,993
Kinden Corp.	34,500	736,728
Kisoji Co. Ltd.	7,200	127,125
Kissei Pharmaceutical Co. Ltd.	7,700	179,644
Kitz Corp.	16,700	124,075
Koa Corp.	8,700	77,647
Kobayashi Pharmaceutical Co. Ltd.	13,400	539,023
Kobe Steel Ltd.	106,000	1,323,128
Koei Tecmo Holdings Co. Ltd.	34,100	334,501
Kohnan Shoji Co. Ltd.	5,900	159,507
Kokuyo Co. Ltd.	22,200	375,076
KOMEDA Holdings Co. Ltd.	13,100	235,407
KOMERI Co. Ltd.	9,400	232,168
Konica Minolta, Inc.	129,700	380,262
Konishi Co. Ltd.	13,900	111,994
Konoike Transport Co. Ltd.	7,300	117,488
Kosaido Holdings Co. Ltd.	20,300	73,446
Kose Corp.	9,500	633,207
Koshidaka Holdings Co. Ltd.	14,200	95,927
Kotobuki Spirits Co. Ltd.	29,100	374,519
Krosaki Harima Corp.	5,200	92,438
Kumagai Gumi Co. Ltd.	9,100	220,507
Kumiai Chemical Industry Co. Ltd.	20,300	107,595
Kura Sushi, Inc. (b)	6,000	156,003
Kuraray Co. Ltd.	85,500	1,045,583
Kureha Chemical Industry Co. Ltd.	9,900	197,531
Kurita Water Industries Ltd.	29,700	1,281,141
Kusuri No Aoki Holdings Co. Ltd.	13,600	283,339
Kyb Corp.	5,000	175,228
Kyoei Steel Ltd.	6,200	83,188
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,500	153,199
Kyorin Pharmaceutical Co. Ltd.	12,600	144,752
Kyoritsu Maintenance Co. Ltd.	18,000	351,157
Kyoto Financial Group, Inc.	64,300	1,218,998
Kyudenko Corp.	12,200	565,758
Kyushu Electric Power Co., Inc.	114,800	1,210,801
Kyushu Financial Group, Inc.	92,700	578,149
Kyushu Railway Co.	37,900	1,017,042
LaSalle Logiport REIT	526	520,364
Leopalace21 Corp.	46,900	173,443
LIFE Corp.	6,300	154,130
Lifenet Insurance Co. (a)(b)	17,500	198,592
Lintec Corp.	11,000	249,658
Lion Corp.	72,000	622,649
LITALICO, Inc.	7,100	58,154
LIXIL Group Corp.	81,600	947,792
M&A Capital Partners Co. Ltd.	4,500	64,284
M&A Research Institute Holding (a)	8,500	171,356
Mabuchi Motor Co. Ltd.	26,200	406,016
Macnica Fuji Electronics Holdings, Inc.	13,100	533,864
Maeda Kosen Co. Ltd.	10,200	112,074
Makino Milling Machine Co. Ltd.	6,300	285,131
Mandom Corp.	10,000	84,977
Mani, Inc.	21,000	296,906
Maruha Nichiro Corp.	11,300	254,355
Marui Group Co. Ltd.	44,100	714,501
Maruichi Steel Tube Ltd.	16,600	407,119
Maruwa Ceramic Co. Ltd.	2,500	677,547
Maruzen Showa Unyu Co. Ltd.	3,200	115,564
Matsuda Sangyo Co. Ltd.	3,900	77,685
Matsui Securities Co. Ltd.	32,500	183,322
Matsuyafoods Holdings Co. Ltd.	2,400	94,202
Max Co. Ltd.	6,700	169,954
Maxell Ltd.	11,900	137,664
Maxvalu Tokai Co. Ltd.	2,600	55,018
MCJ Co. Ltd.	18,500	169,063
Mebuki Financial Group, Inc.	260,700	1,105,067
Medipal Holdings Corp.	53,300	970,255
Medley, Inc. (a)	6,200	168,032
Megachips Corp.	3,900	109,733
Megmilk Snow Brand Co. Ltd.	13,000	248,363
Meidensha Corp.	9,900	228,657
Meiko Electronics Co. Ltd.	5,700	232,482
Meitec Group Holdings, Inc.	19,700	448,430
Menicon Co. Ltd.	17,900	168,180
Mercari, Inc. (a)	32,700	490,245
Metawater Co. Ltd.	7,000	87,661
Micronics Japan Co. Ltd.	7,900	316,411
Mie Kotsu Group Holdings, Inc.	13,500	49,835
Milbon Co. Ltd.	8,000	178,632
Mimasu Semiconductor Industries Co. Ltd.	4,400	108,675
Mirai Corp.	538	160,533
Mirai Industry Co. Ltd.	2,500	60,746
Mirait One Corp.	22,600	322,846
Misumi Group, Inc.	81,100	1,506,363
Mitani Sekisan Co. Ltd.	2,500	93,955
Mitsubishi Estate Logistics REIT Investment Corp.	135	341,093
Mitsubishi Gas Chemical Co., Inc.	43,200	826,482
Mitsubishi Logisnext Co. Ltd.	9,000	80,264
Mitsubishi Logistics Corp.	14,500	507,193
Mitsubishi Materials Corp.	35,200	659,521
Mitsubishi Motors Corp. of Japan	191,900	547,047
Mitsubishi Pencil Co. Ltd.	9,000	140,763
Mitsubishi Research Institute, Inc.	2,300	72,851
Mitsubishi Shokuhin Co. Ltd.	4,900	174,013
Mitsuboshi Belting Ltd.	6,100	180,184
Mitsui Engineering & Shipbuilding Co. (b)	26,100	233,289
Mitsui Fudosan Logistics Park, Inc.	163	459,714
Mitsui High-Tec, Inc.	28,000	218,497
Mitsui Mining & Smelting Co. Ltd.	15,300	510,079
Mitsui Sugar Co. Ltd.	4,100	90,591
Mitsui-Soko Co. Ltd.	5,200	167,311
Mitsuuroko Group Holdings Co. Ltd.	7,700	87,329
Miura Co. Ltd.	25,000	582,591
MIXI, Inc.	10,300	205,443
Mizuho Leasing Co. Ltd.	38,000	289,176
Mizuno Corp.	4,900	249,898
Mochida Pharmaceutical Co. Ltd.	5,700	134,695
Modec, Inc.	12,500	237,475
Monex Group, Inc.	51,900	255,680
Money Forward, Inc. (a)	12,500	412,870
Mori Hills REIT Investment Corp.	429	368,275
MORI TRUST Sogo (REIT), Inc.	751	349,920
Morinaga & Co. Ltd.	19,600	378,511
Morinaga Milk Industry Co. Ltd.	20,700	499,105
Morita Holdings Corp.	8,500	109,963
MOS Food Services, Inc.	7,200	169,901
Musashi Seimitsu Industry Co. Ltd.	12,400	176,392
Nabtesco Corp.	31,100	617,723
Nachi-Fujikoshi Corp.	3,900	87,213
Nafco Co. Ltd.	3,700	74,096
Nagaileben Co. Ltd.	6,000	108,221
Nagase & Co. Ltd.	24,900	551,505
Nagawa Co. Ltd.	2,500	128,667
Nagoya Railroad Co. Ltd.	53,400	651,793
Nakanishi, Inc.	18,400	319,840
Namura Shipbuilding Co. Ltd. (b)	12,700	169,639
Nankai Electric Railway Co. Ltd.	29,300	520,752
NEC Networks & System Integration Corp.	18,900	351,367
Net One Systems Co. Ltd.	21,900	442,517
Nextage Co. Ltd. (b)	12,900	174,979
NGK Insulators Ltd.	66,400	897,397
NH Foods Ltd.	24,800	819,172
NHK Spring Co. Ltd.	55,700	616,844
Nichias Corp.	15,300	479,513
Nichicon Corp.	13,200	97,631
Nichiden Corp.	3,500	81,423
Nichiha Corp.	6,300	158,126
Nichirei Corp.	30,500	804,217
Nifco, Inc.	23,000	594,787
Nihon Kohden Corp.	44,600	688,627
Nihon M&A Center Holdings, Inc.	86,700	409,236
Nihon Parkerizing Co. Ltd.	22,600	188,277
Nikkiso Co. Ltd.	12,500	99,963
Nikkon Holdings Co. Ltd.	14,200	359,348
Nikon Corp.	85,200	978,577
Nippn Corp.	13,400	211,727
Nippon Accommodations Fund, Inc.	142	608,551
Nippon Carbon Co. Ltd.	2,700	89,847
Nippon Ceramic Co. Ltd.	5,000	83,008
Nippon Densetsu Kogyo Co. Ltd.	10,400	140,791
Nippon Electric Glass Co. Ltd.	22,400	534,507
Nippon Gas Co. Ltd.	29,600	464,238
Nippon Kanzai Holdings Co. Ltd.	5,200	95,839
Nippon Kayaku Co. Ltd.	38,300	323,417
Nippon Light Metal Holding Co. Ltd.	15,800	187,105
Nippon Paper Industries Co. Ltd.	27,700	179,375
Nippon Parking Development Co. Ltd.	55,300	76,044
Nippon REIT Investment Corp.	126	277,561
Nippon Seiki Co. Ltd.	12,700	117,162
Nippon Shinyaku Co. Ltd.	15,100	347,651
Nippon Shokubai Co. Ltd.	30,800	336,260
Nippon Signal Co. Ltd.	11,800	82,865
Nippon Soda Co. Ltd.	6,100	220,700
Nippon Television Network Corp.	14,800	239,578
Nipro Corp.	41,200	362,207
Nishi-Nippon Financial Holdings, Inc.	33,700	464,541
Nishi-Nippon Railroad Co. Ltd.	16,800	279,860
Nishimatsu Construction Co. Ltd.	9,400	307,341
Nishimatsuya Chain Co. Ltd.	10,800	164,518
Nishio Holdings Co. Ltd.	5,100	139,581
Nissan Shatai Co. Ltd.	20,100	125,990
Nissha Co. Ltd.	10,700	131,567
Nisshin Oillio Group Ltd.	7,100	246,454
Nisshin Seifun Group, Inc.	60,600	749,890
Nisshinbo Holdings, Inc.	38,000	279,917
Nissui Corp.	79,100	474,791
Niterra Co. Ltd.	43,600	1,315,524
Nitta Corp.	5,100	139,581
Nittetsu Mining Co. Ltd.	3,100	99,019
Nitto Boseki Co. Ltd.	6,400	246,507
Nitto Kogyo Corp.	6,900	158,216
Noevir Holdings Co. Ltd.	4,300	167,057
NOF Corp.	58,100	837,147
Nohmi Bosai Ltd.	6,900	114,597
Nojima Co. Ltd.	17,300	191,125
NOK Corp.	24,500	363,563
NOMURA Co. Ltd.	22,000	128,060
Nomura Micro Science Co. Ltd.	6,900	165,816
Noritake Co. Ltd.	5,500	146,858
Noritsu Koki Co. Ltd.	5,100	139,752
Noritz Corp.	6,800	85,428
North Pacific Bank Ltd.	75,000	257,835
NS Solutions Corp.	18,000	413,938
Ns United Kaiun Kaisha Ltd.	2,700	88,225
NSD Co. Ltd.	17,000	351,791
NSK Ltd.	107,100	561,515
NTN Corp.	120,000	242,753
Ntt Ud (REIT) Investment Corp.	415	321,905
Nxera Pharma Co. Ltd. (a)	22,100	247,842
Obara Group, Inc.	3,200	85,765
OBIC Business Consultants Ltd.	8,700	370,696
Odakyu Electric Railway Co. Ltd.	89,500	905,487
Ogaki Kyoritsu Bank Ltd.	9,500	148,266
Ohsho Food Service Corp.	3,300	202,003
Oiles Corp.	5,700	89,949
Oji Holdings Corp.	242,700	1,033,649
Okamoto Industries, Inc.	2,500	86,279
Okamura Corp.	15,700	233,186
Okasan Securities Group, Inc.	39,100	191,578
Oki Electric Industry Co. Ltd.	24,100	164,737
Okinawa Cellular Telephone Co.	6,200	166,790
Okinawa Financial Group, Inc.	5,200	101,011
Okuma Corp.	6,200	309,690
Okumura Corp.	8,100	277,921
One (REIT), Inc.	69	119,295
Onward Holdings Co. Ltd.	28,600	106,912
Open House Group Co. Ltd.	22,100	790,735
Open Up Group, Inc.	15,500	225,146
Optex Group Co. Ltd.	9,500	109,519
Optorun Co. Ltd.	8,800	115,900
Organo Corp.	7,300	335,263
Orient Corp.	14,620	102,961
ORIX JREIT, Inc.	738	769,012
Osaka Organic Chemical Industry Ltd.	3,800	88,528
Osaka Soda Co. Ltd.	4,200	278,963
Osaka Steel Co. Ltd.	4,100	70,119
OSAKA Titanium technologies Co. Ltd. (b)	8,400	138,556
OSG Corp.	22,300	309,555
Pacific Industrial Co. Ltd.	11,200	118,127
Pal Group Holdings Co. Ltd.	12,300	166,677
PALTAC Corp.	8,100	250,508
Paramount Bed Holdings Co. Ltd.	10,400	175,989
Park24 Co. Ltd. (a)	36,800	396,361
Pasona Group, Inc.	6,000	95,444
Penta-Ocean Construction Co. Ltd.	76,500	341,736
PeptiDream, Inc. (a)	27,900	516,449
Persol Holdings Co. Ltd.	531,500	917,144
PHC Holdings Corp. (b)	8,900	66,956
Pigeon Corp.	32,500	331,606
PILLAR Corp.	5,100	174,307
Pilot Corp.	8,300	250,875
Piolax, Inc.	7,600	125,817
PKSHA Technology, Inc. (a)	4,500	98,979
Plus Alpha Consulting Co. Ltd.	7,900	101,041
Pola Orbis Holdings, Inc.	26,500	250,574
Pressance Corp.	7,000	95,651
Prestige International, Inc.	27,600	131,547
Prima Meat Packers Ltd.	6,300	105,473
Raito Kogyo Co. Ltd.	11,000	160,295
Raiznext Corp.	6,900	85,487
Rakus Co. Ltd.	25,900	359,268
Rakuten Bank Ltd. (a)	27,400	616,388
Raysum Co. Ltd.	2,800	63,643
Relo Group, Inc.	28,600	341,547
Rengo Co. Ltd.	53,500	374,273
RENOVA, Inc. (a)(b)	12,400	75,904
Resonac Holdings Corp.	50,073	1,243,098
Resorttrust, Inc.	22,900	387,208
Restar Corp.	5,000	98,929
Retail Partners Co. Ltd.	6,600	74,721
Ricoh Leasing Co. Ltd.	4,000	146,324
Riken Keiki Co. Ltd.	7,400	219,325
Riken Vitamin Co. Ltd.	5,700	107,756
Ringer Hut Co. Ltd. (b)	6,400	96,894
Rinnai Corp.	27,100	669,337
Riso Kagaku Corp.	5,100	115,580
Rohto Pharmaceutical Co. Ltd.	53,700	1,267,177
Roland Corp.	4,000	104,402
Rorze Corp.	3,000	497,647
Round One Corp.	52,700	316,612
Royal Holdings Co. Ltd.	8,500	144,007
RS Technologies Co. Ltd.	3,700	80,642
Ryobi Ltd.	6,000	83,428
Ryohin Keikaku Co. Ltd.	71,900	1,363,799
Ryoyo Ryosan Holdings, Inc.	6,992	135,121
S Foods, Inc.	5,000	100,063
Saibu Gas Co. Ltd.	6,900	88,757
Saizeriya Co. Ltd.	9,000	347,852
Sakai Moving Service Co. Ltd.	6,200	110,462
Sakata INX Corp.	11,400	135,532
Sakata Seed Corp.	7,900	183,782
Sakura Internet, Inc. (b)	5,300	109,145
Samty Holdings Co. Ltd.	8,000	147,231
Samty Residential Investment Corp.	107	73,283
San-A Co. Ltd.	5,900	202,043
San-Ai Obbli Co. Ltd.	13,000	179,373
Sangetsu Corp.	12,500	250,325
Sanken Electric Co. Ltd.	6,400	313,581
Sanki Engineering Co. Ltd.	10,400	163,562
Sankyo Co. Ltd. (Gunma)	51,200	570,427
Sankyu, Inc.	13,200	454,671
Sanrio Co. Ltd.	43,600	936,001
Sansan, Inc. (a)	20,100	302,698
Santen Pharmaceutical Co. Ltd.	92,800	1,120,005
Sanwa Holdings Corp.	52,500	1,138,981
Sanyo Chemical Industries Ltd.	3,300	90,538
Sanyo Denki Co. Ltd.	2,500	121,992
Sanyo Special Steel Co. Ltd.	6,300	89,955
Sapporo Holdings Ltd.	17,900	769,075
Sato Holding Corp.	6,800	99,001
Sawai Group Holdings Co. Ltd.	11,300	499,959
SBI Sumishin Net Bank Ltd.	15,300	294,551
SBS Holdings, Inc.	4,500	83,118
Sega Sammy Holdings, Inc.	44,700	730,304
Seibu Holdings, Inc.	64,500	1,212,887
Seiko Group Corp.	7,600	229,058
Seino Holdings Co. Ltd.	29,000	455,505
Seiren Co. Ltd.	11,800	186,761
Sekisui House (REIT), Inc.	1,171	619,875
Sekisui Jushi Corp.	7,600	128,556
SENKO Co. Ltd.	31,100	239,159
Senshu Electric Co. Ltd.	3,300	113,227
Senshu Ikeda Holdings, Inc.	63,100	164,274
Septeni Holdings Co. Ltd.	21,000	53,129
Seria Co. Ltd.	12,800	290,938
Seven Bank Ltd.	166,100	314,338
Sharp Corp. (a)	74,500	433,871
Shibaura Machine Co. Ltd.	6,400	159,354
Shibaura Mechatronics Corp.	3,600	191,529
Shibuya Corp.	4,600	113,000
SHIFT, Inc. (a)	3,600	275,518
Shiga Bank Ltd.	9,900	269,300
Shikoku Electric Power Co., Inc.	47,500	414,422
Shikoku Kasei Holdings Corpora	6,300	97,315
Shimamura Co. Ltd.	12,600	617,699
SHIMIZU Corp.	148,400	932,686
Shin Nippon Air Technologies Co. Ltd.	3,100	94,052
Shin Nippon Biomedical Laboratories Ltd. (b)	6,400	53,830
Shin-Etsu Polymer Co. Ltd.	10,500	113,407
Shinagawa Refractories Co. Ltd.	7,200	88,771
Shinko Electric Industries Co. Ltd.	19,000	722,052
Shinmaywa Industries Ltd.	14,900	147,503
Shinnihon Corp.	6,900	77,427
Ship Healthcare Holdings, Inc.	23,300	357,732
Shizuoka Gas Co. Ltd.	10,700	68,141
SHO-BOND Holdings Co. Ltd.	11,200	432,733
Shochiku Co. Ltd.	2,400	154,441
Shoei Co. Ltd.	14,000	187,377
Shoei Foods Corp.	2,900	98,341
Showa Sangyo Co. Ltd.	5,200	114,028
Siix Corp.	8,400	70,652
Simplex Holdings, Inc.	10,200	147,548
Sinfonia Technology Co. Ltd.	5,500	118,771
Sinko Industries Ltd.	5,000	136,678
SKY Perfect JSAT Holdings, Inc.	42,200	250,713
Skylark Holdings Co. Ltd.	64,700	891,431
SMS Co., Ltd.	20,300	294,123
Socionext, Inc.	50,800	1,025,837
Sohgo Security Services Co., Ltd.	108,800	703,618
Sojitz Corp.	63,860	1,510,485
SOSiLA Logistics REIT, Inc.	193	149,448
Sotetsu Holdings, Inc.	22,500	370,682
Sparx Group Co. Ltd.	5,220	57,495
Square Enix Holdings Co. Ltd.	22,700	771,592
SRE Holdings Corp. (a)	3,000	96,525
Stanley Electric Co. Ltd.	36,600	728,677
Star Asia Investment Corp.	630	238,871
Star Micronics Co. Ltd.	9,800	138,949
Starts Corp., Inc.	8,400	195,414
Starts Proceed Investment Corp.	67	86,990
Strike Co. Ltd.	2,600	70,465
Sugi Holdings Co. Ltd.	29,800	511,536
Sumiseki Holdings, Inc. (b)	4,900	34,018
Sumitomo Bakelite Co. Ltd.	18,700	533,269
Sumitomo Chemical Co. Ltd.	426,700	1,093,826
Sumitomo Dainippon Pharma Co., Ltd. (a)	46,900	130,025
Sumitomo Densetsu Co. Ltd.	4,600	127,586
Sumitomo Forestry Co. Ltd.	44,000	1,887,120
Sumitomo Heavy Industries Ltd.	31,400	843,256
Sumitomo Mitsui Construction Co. Ltd.	36,600	97,238
Sumitomo Osaka Cement Co. Ltd.	8,600	242,721
Sumitomo Riko Co. Ltd.	10,100	103,087
Sumitomo Rubber Industries Ltd.	48,900	518,035
Sun Frontier Fudousan Co. Ltd.	7,500	103,034
Sundrug Co. Ltd.	20,500	570,642
SUNWELS Co. Ltd.	3,300	55,666
Suruga Bank Ltd.	43,400	347,362
Suzuken Co. Ltd.	17,500	642,502
SWCC Showa Holdings Co. Ltd.	7,800	236,648
Systena Corp.	81,700	185,428
T Hasegawa Co. Ltd.	9,100	197,727
T-Gaia Corp.	4,800	125,123
Tadano Ltd.	28,000	211,114
Taihei Dengyo Kaisha Ltd.	2,900	102,406
Taiheiyo Cement Corp.	30,900	843,973
Taikisha Ltd.	6,200	216,455
Taiyo Holdings Co. Ltd.	10,700	257,134
Taiyo Yuden Co. Ltd.	35,200	1,057,765
Takamatsu Construction Group C	4,500	94,473
Takara Bio, Inc.	14,200	109,198
Takara Holdings, Inc.	41,700	318,724
Takara Leben Real Estate Investment Corp.	221	147,378
Takara Standard Co. Ltd.	10,600	123,262
Takasago International Corp.	3,400	88,629
Takasago Thermal Engineering Co. Ltd.	12,100	481,399
Takashimaya Co. Ltd.	40,500	749,981
Takeuchi Manufacturing Co. Ltd.	9,700	315,984
Takuma Co. Ltd.	17,500	205,367
Tama Home Co. Ltd. (b)	4,100	123,434
Tamron Co. Ltd.	9,800	279,991
Tbs Holdings, Inc.	9,700	275,903
Techmatrix Corp.	10,600	148,239
TechnoPro Holdings, Inc.	30,600	588,407
Teijin Ltd.	51,000	490,775
The Awa Bank Ltd.	9,100	170,513
The Hachijuni Bank Ltd.	102,300	737,860
The Hyakugo Bank Ltd.	58,800	266,514
The Keiyo Bank Ltd.	25,900	147,649
The Kiyo Bank Ltd.	16,500	218,304
The Monogatari Corp.	8,900	203,184
The Musashino Bank Ltd.	7,000	152,331
The Nanto Bank Ltd.	6,900	162,822
The Nippon Road Co. Ltd.	6,100	68,572
The Okinawa Electric Power Co., Inc.	12,800	94,587
The San-In Godo Bank Ltd.	40,500	389,306
The Sumitomo Warehouse Co. Ltd.	13,300	251,520
The Toho Bank Ltd.	53,200	112,576
THK Co. Ltd.	33,300	637,080
TKC Corp.	7,500	178,983
TKP Corp. (a)	5,400	65,497
TOA Corp.	14,900	101,551
Toagosei Co. Ltd.	22,900	247,413
Tobu Railway Co. Ltd.	54,000	948,562
Tocalo Co. Ltd.	15,400	203,750
Toda Corp.	64,600	470,253
Toei Animation Co. Ltd.	18,300	285,729
Toei Co. Ltd.	9,300	240,873
Toenec Corp.	1,900	63,416
Toho Gas Co. Ltd.	21,000	651,567
Toho Holdings Co. Ltd.	14,000	409,893
Toho Titanium Co. Ltd.	9,000	82,968
Tohoku Electric Power Co., Inc.	128,900	1,096,646
Tokai Carbon Co. Ltd.	58,000	371,693
Tokai Corp.	5,700	85,231
TOKAI Holdings Corp.	27,500	185,408
Tokai Rika Co. Ltd.	15,200	209,932
Tokai Tokyo Financial Holdings	55,000	217,716
Token Corp.	1,500	118,955
Tokuyama Corp.	18,300	358,743
Tokyo Century Corp.	42,300	455,740
Tokyo Electron Device Ltd. (b)	4,900	129,201
Tokyo Ohka Kogyo Co. Ltd.	27,300	711,635
Tokyo Seimitsu Co. Ltd.	11,400	794,853
Tokyo Steel Manufacturing Co. Ltd.	15,300	195,584
Tokyo Tatemono Co. Ltd.	53,700	936,776
Tokyo TY Financial Group, Inc.	7,100	217,306
Tokyotokeiba Co. Ltd.	4,500	126,615
Tokyu Construction Co. Ltd.	22,400	118,276
Tokyu Fudosan Holdings Corp.	164,000	1,184,127
Tokyu REIT, Inc.	249	252,150
TOMONY Holdings, Inc.	48,600	140,799
Tomy Co. Ltd.	23,700	543,436
Topcon Corp.	27,400	287,160
Topre Corp.	10,300	143,838
TORIDOLL Holdings Corp.	12,700	333,767
Torii Pharmaceutical Co. Ltd.	3,700	92,497
Tosei Corp.	7,500	126,014
Toshiba Tec Corp.	9,200	208,191
Tosoh Corp.	73,700	1,002,565
Totech Corp.	6,900	118,328
Totetsu Kogyo Co. Ltd.	6,600	143,627
Towa Corp.	5,700	331,791
Towa Pharmaceutical Co. Ltd.	7,200	147,312
Toyo Construction Co. Ltd.	13,200	135,520
Toyo Gosei Co. Ltd.	1,400	88,034
Toyo Seikan Group Holdings Ltd.	34,700	598,543
Toyo Suisan Kaisha Ltd.	25,300	1,730,239
Toyo Tanso Co. Ltd. (b)	4,000	164,213
Toyo Tire Corp.	32,900	547,400
Toyobo Co. Ltd.	23,900	164,965
Toyoda Gosei Co. Ltd.	18,300	340,457
Toyota Boshoku Corp.	24,300	332,613
Trancom Co. Ltd.	1,900	84,723
Transcosmos, Inc.	6,300	145,930
TRE Holdings Corp.	13,300	117,104
Tri Chemical Laboratories, Inc.	7,300	182,007
Trusco Nakayama Corp.	13,400	218,704
TS tech Co. Ltd.	23,600	316,730
Tsubakimoto Chain Co.	7,300	317,720
Tsuburaya Fields Holdings, Inc. (b)	9,900	104,812
Tsugami Corp.	10,600	118,025
Tsumura & Co.	16,500	441,123
Tsuruha Holdings, Inc.	10,500	650,516
Tsurumi Manufacturing Co. Ltd.	5,200	138,847
TV Asahi Corp.	6,000	84,230
U-Next Holdings Co. Ltd.	6,100	210,113
Uacj Corp.	9,500	272,054
Ube Corp.	27,300	487,783
Ulvac, Inc.	12,600	783,142
Union Tool Co.	2,500	97,460
United Super Markets Holdings, Inc. (b)	14,600	87,519
United Urban Investment Corp.	828	792,598
Universal Entertainment Corp.	7,000	71,586
Ushio, Inc.	21,200	305,607
USS Co. Ltd.	116,900	1,058,152
UT Group Co. Ltd.	8,300	180,899
Valor Holdings Co. Ltd.	9,900	168,519
Vector, Inc.	8,000	52,762
Visional, Inc. (a)	6,700	352,431
VT Holdings Co. Ltd.	20,200	70,522
Wacoal Holdings Corp.	11,200	327,615
Wacom Co. Ltd.	38,500	187,097
Wakita & Co. Ltd.	8,600	96,675
WealthNavi, Inc. (a)(b)	10,700	98,925
Welcia Holdings Co. Ltd.	27,100	363,794
West Holdings Corp.	6,800	104,266
WingArc1st, Inc.	5,500	103,461
Workman Co. Ltd. (b)	5,700	160,569
YA-MAN Ltd. (b)	8,500	47,548
YAMABIKO Corp.	8,600	123,370
Yamada Holdings Co. Ltd.	149,700	456,180
Yamaguchi Financial Group, Inc.	50,200	632,673
Yamaha Corp.	37,300	886,588
Yamato Kogyo Co. Ltd.	11,000	586,182
Yamazaki Baking Co. Ltd.	34,500	856,483
Yamazen Co. Ltd.	14,700	152,981
Yaoko Co. Ltd.	5,400	330,586
Yellow Hat Ltd.	9,000	158,306
Yodogawa Steel Works Ltd.	5,400	204,746
Yokogawa Bridge Holdings Corp.	9,100	165,593
Yokohama Rubber Co. Ltd.	33,900	770,525
Yokorei Co. Ltd.	12,500	90,868
YONEX Co. Ltd.	17,000	250,112
Yoshinoya Holdings Co. Ltd. (b)	18,300	353,528
Yuasa Trading Co. Ltd.	4,400	165,362
Yurtec Corp.	10,200	103,222
Zenkoku Hosho Co. Ltd.	14,500	602,920
Zeon Corp.	42,000	374,707
ZERIA Pharmaceutical Co. Ltd.	6,000	87,834
ZIGExN Co. Ltd.	18,600	72,510
Zojirushi Thermos	10,200	102,814
Zuken, Inc.	4,100	101,265
TOTAL JAPAN		279,305,262
Luxembourg - 0.1%
Aperam SA	12,248	331,650
SES SA (France) (depositary receipt)	105,857	573,392
TOTAL LUXEMBOURG		905,042
Macau - 0.1%
SJM Holdings Ltd. (a)	730,000	235,458
Wynn Macau Ltd.	455,600	336,473
TOTAL MACAU		571,931
Malta - 0.1%
Kindred Group PLC (depository receipt)	61,487	726,301
Mexico - 0.1%
Borr Drilling Ltd.	60,543	411,736
Netherlands - 1.1%
Aalberts Industries NV	28,166	1,076,038
Alfen Beheer BV (a)(b)(d)	6,174	113,891
AMG Critical Materials NV (b)	8,783	148,760
Arcadis NV	20,345	1,452,112
Basic-Fit NV (a)(b)(d)	15,197	365,780
Brunel International NV	5,618	63,962
Corbion NV	15,022	335,881
Eurocommercial Properties NV	12,231	304,451
Fastned BV (Bearer) unit (a)(b)	2,218	41,527
Flow Traders Ltd. (b)	9,656	160,829
Fugro NV (Certificaten Van Aandelen)	31,944	851,148
Koninklijke BAM Groep NV	75,953	315,155
Koninklijke Vopak NV	19,634	875,030
Pharming Group NV (a)(b)	194,430	168,337
PostNL NV (b)	94,977	139,793
Redcare Pharmacy NV (a)(b)(d)	4,353	652,949
SBM Offshore NV	40,733	660,368
Sligro Food Group NV	6,088	80,646
TKH Group NV (bearer) (depositary receipt)	11,296	493,894
TomTom Group BV (a)(b)	20,497	112,245
Van Lanschot Kempen NV (Bearer)	8,482	366,727
VastNed Retail NV	3,479	88,104
Wereldhave NV	9,942	149,130
TOTAL NETHERLANDS		9,016,757
New Zealand - 0.6%
Air New Zealand Ltd.	470,175	162,298
Contact Energy Ltd.	221,915	1,122,618
Fletcher Building Ltd.	220,567	409,564
Goodman Property Trust	302,927	372,293
Infratil Ltd.	267,853	1,718,469
Kiwi Property Group Ltd.	452,525	242,388
Ryman Healthcare Ltd. (a)	174,290	469,891
TOTAL NEW ZEALAND		4,497,521
Nigeria - 0.1%
Airtel Africa PLC (d)	267,908	393,315
Norway - 1.9%
Aker ASA (A Shares)	6,282	368,493
Aker Carbon Capture A/S (a)(b)	102,383	59,775
Aker Solutions ASA	76,311	364,748
Austevoll Seafood ASA	25,628	211,637
Avance Gas Holding Ltd. (d)	5,779	88,878
Belships ASA	32,178	67,833
BlueNord ASA (a)	6,643	310,517
Borregaard ASA	26,758	458,613
BW Offshore Ltd.	23,094	64,346
Cavendish Hydrogen ASA (b)	9,391	16,013
Crayon Group Holding A/S (a)(b)(d)	21,959	262,246
DNO ASA (A Shares)	138,989	141,784
DOF Group ASA (a)	39,794	411,778
Elkem ASA (a)(b)(d)	81,211	169,559
Entra ASA (a)(d)	21,164	238,203
Europris ASA (d)	44,691	266,861
FLEX LNG Ltd.	9,084	244,946
Frontline PLC (b)	41,146	1,014,074
Golden Ocean Group Ltd.	37,025	460,157
Grieg Seafood ASA (b)	14,380	83,890
Hoegh Autoliners ASA	35,516	387,692
Kitron ASA	50,903	169,730
Leroy Seafood Group ASA	75,490	327,959
MPC Container Ships ASA	106,402	223,227
NEL ASA (a)(b)	469,547	253,395
Norconsult A/S	30,487	91,931
Nordic VLSI ASA (a)(b)	52,140	645,143
Norwegian Air Shuttle A/S (a)	204,570	213,559
Nykode Therapeutics A/S (a)(b)	49,993	68,823
Odfjell Drilling Ltd.	26,337	137,833
Odfjell Se (A Shares)	4,257	64,846
Protector Forsikring ASA	15,096	312,004
Schibsted ASA:
(A Shares)	21,411	615,410
(B Shares)	26,918	731,754
Seadrill Ltd. (a)	8,319	459,769
Sparebank 1 Oestlandet	9,841	135,710
Sparebank 1 Sr Bank ASA (primary capital certificate)	52,617	676,123
Sparebanken Midt-Norge	36,542	545,454
Sparebanken Nord-Norge	26,913	266,155
Stolt-Nielsen SA	6,591	258,551
Storebrand ASA (A Shares)	125,031	1,255,971
TGS ASA	56,322	690,178
Tomra Systems ASA	67,445	1,111,452
Wallenius Wilhelmsen ASA	30,485	283,319
TOTAL NORWAY		15,230,339
Peru - 0.0%
Hochschild Mining PLC (a)	93,476	218,225
Portugal - 0.3%
Altri SGPS SA	20,394	110,909
Banco Comercial Portugues SA (Reg.)	2,372,774	1,000,981
Corticeira Amorim SGPS SA	11,434	112,607
CTT Correios de Portugal SA	24,603	111,299
Greenvolt-Energias Renovaveis SA (a)	15,493	139,504
Mota-Engil SGPS SA	25,535	100,205
NOS SGPS	51,217	197,052
REN - Redes Energeticas Nacionais SGPS SA	114,946	291,719
Semapa Sociedade de Investimen	4,506	72,954
Sonae SGPS SA	224,842	229,222
The Navigator Co. SA	59,967	243,372
TOTAL PORTUGAL		2,609,824
Singapore - 2.1%
AEM Holdings Ltd.	74,721	93,911
AIMS APAC (REIT)	172,173	168,734
Best World International Ltd. (a)	38,800	72,857
BW LPG Ltd. (d)	24,022	390,364
Capitaland Ascott Trust unit	743,300	500,464
Capitaland India Trust	282,165	230,089
CapitaRetail China Trust	335,200	173,029
CDL Hospitality Trusts unit	230,200	166,188
City Developments Ltd.	140,900	559,721
ComfortDelgro Corp. Ltd.	609,400	638,258
Digital Core (REIT)	257,800	146,946
ESR-LOGOS (REIT)	1,978,660	407,071
Far East Hospitality Trust unit	283,500	132,556
Frasers Centrepoint Trust	356,200	588,914
Frasers Hospitality Trust unit	211,600	66,486
Frasers Logistics & Industrial Trust	844,700	625,610
Hafnia Ltd.	79,041	625,918
Hong Fok Corp. Ltd.	88,300	53,507
iFast Corp. Ltd.	38,100	213,773
IGG, Inc. (a)	229,000	82,949
Kenon Holdings Ltd.	5,977	151,860
Keppel (REIT)	694,600	454,683
Keppel DC (REIT)	388,000	586,339
Keppel Infrastructure Trust	1,187,630	426,470
Lendlease Global Commercial (REIT)	469,688	209,070
Mapletree Industrial (REIT)	598,387	1,034,094
Mapletree Logistics Trust (REIT)	984,500	950,105
Mapletree Pan Asia Commercial Trust	666,300	638,037
NetLink NBN Trust	820,200	521,561
Olam Group Ltd.	276,900	240,296
PARAGON REIT	318,200	209,483
Parkway Life REIT	110,600	300,350
Raffles Medical Group Ltd.	241,000	169,477
Riverstone Holdings Ltd.	144,500	103,237
SATS Ltd. (b)	251,658	617,519
Seatrium Ltd. (a)(b)	632,500	794,943
Sheng Siong Group Ltd.	212,400	244,704
SIA Engineering Co. Ltd.	79,600	136,369
Singapore Post Ltd.	414,600	136,473
Starhill Global (REIT)	409,731	151,730
StarHub Ltd.	172,400	163,797
Suntec (REIT) (b)	573,700	506,446
UMS Holdings Ltd.	170,100	142,524
UOL Group Ltd.	130,900	526,851
Venture Corp. Ltd.	78,000	881,709
Yangzijiang Financial Holding Ltd.	622,600	158,363
TOTAL SINGAPORE		16,393,835
South Africa - 0.1%
Pan African Resources PLC	544,439	206,472
Scatec Solar AS (a)(d)	34,217	276,293
TOTAL SOUTH AFRICA		482,765
Spain - 1.7%
Acerinox SA	52,635	551,983
Aedas Homes SAU (d)	2,412	60,430
Almirall SA	24,657	246,436
Atresmedia Corporacion de Medios de Comunicacion SA	25,592	129,206
Audax Renovables SA (a)	32,036	63,379
Bankinter SA	191,061	1,631,047
Befesa SA (d)	10,327	320,539
Cie Automotive SA	11,813	345,185
Compania de Distribucion Integral Logista Holdings SA	16,850	498,205
Construcciones y Auxiliar de Ferrocarriles	4,856	183,676
Distribuidora Internacional de Alimentacion SA (a)	4,035,722	55,469
eDreams ODIGEO SA (a)	25,847	189,097
Enagas SA	66,784	1,001,224
Ence Energia y Celulosa SA (b)	38,375	134,811
Faes Farma SA	83,889	321,847
Fluidra SA	27,334	608,802
Gestamp Automocion SA (d)	51,185	148,459
Global Dominion Access SA (d)	23,091	75,595
Grenergy Renovables SA (a)(b)	4,066	154,015
Indra Sistemas SA (b)	27,332	548,414
Inmobiliaria Colonial SA	77,880	452,614
Laboratorios Farmaceuticos ROVI SA	6,075	585,146
Lar Espana Real Estate Socimi SA	14,129	124,470
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	167,574	200,581
MAPFRE SA (Reg.)	259,986	629,706
Melia Hotels International SA	31,829	243,712
Merlin Properties Socimi SA	112,021	1,279,026
Neinor Homes SLU (d)	6,190	87,089
Pharma Mar SA (b)	4,516	189,926
Prosegur Cash SA (d)	83,530	48,274
Prosegur Compania de Seguridad SA (Reg.)	30,857	57,306
Sacyr SA	117,532	414,923
Solaria Energia y Medio Ambiente SA (a)	23,416	279,015
Talgo SA (d)	17,657	80,068
Tecnicas Reunidas SA (a)	13,976	174,246
Unicaja Banco SA (d)	298,979	401,874
Vidrala SA	5,909	613,921
Viscofan Envolturas Celulosicas SA	11,718	781,199
TOTAL SPAIN		13,910,915
Sweden - 5.4%
AAK AB	51,453	1,479,805
AcadeMedia AB (d)	21,469	110,460
Addlife AB	33,893	497,514
Addnode Group AB (B Shares)	35,489	352,265
AddTech AB (B Shares)	73,884	2,380,195
AFRY AB (B Shares)	26,072	471,814
Alimak Group AB (d)	19,866	210,733
Alleima AB	52,859	383,516
Alligo AB (B Shares)	5,696	74,889
AQ Group AB	15,457	205,878
Arjo AB	60,583	234,656
Atea ASA	22,140	294,643
Atrium Ljungberg AB (B Shares)	14,974	320,196
Attendo AB (d)	30,793	134,568
Avanza Bank Holding AB (b)	35,713	799,351
Axfood AB	30,505	756,558
Betsson AB (B Shares)	32,512	386,894
Bilia AB (A Shares)	17,527	218,326
Billerud AB	63,953	643,758
BioArctic AB (a)(d)	10,656	159,703
BioGaia AB	23,713	282,319
Biotage AB (A Shares)	19,558	366,717
BONESUPPORT Holding AB (a)(d)	15,662	441,377
Boozt AB (a)(d)	16,427	168,117
Bravida Holding AB (d)	58,347	471,551
Bufab AB	7,666	319,548
Bure Equity AB	15,662	586,747
Calliditas Therapeutics AB (a)	10,062	193,739
Camurus AB (a)	9,039	571,838
Castellum AB (a)	112,343	1,405,704
Catena AB	10,818	550,537
Cibus Nordic Real Estate AB	14,397	224,911
Clas Ohlson AB (B Shares)	10,925	173,222
Cloetta AB	52,366	112,368
Coor Service Management Holding AB (d)	27,213	109,775
Corem Property Group AB	180,049	160,476
Creades AB (A Shares)	14,459	104,974
Dios Fastigheter AB	28,597	229,247
Dometic Group AB (d)	86,644	594,660
Electrolux AB (B Shares) (a)(b)	63,504	565,352
Electrolux Professional AB	67,813	426,792
Elekta AB (B Shares)	104,989	659,784
Embracer Group AB (a)(b)	218,029	557,634
Engcon AB (B Shares) (b)	11,465	111,982
Fabege AB	66,413	557,204
Fortnox AB	138,786	855,846
Granges AB	28,324	345,679
Hemnet Group AB	25,204	931,512
Hexatronic Group AB (a)	47,150	278,078
HEXPOL AB (B Shares)	74,309	830,574
HMS Networks AB	8,879	345,237
Hufvudstaden AB (A Shares)	31,989	387,421
Instalco AB	61,174	291,041
Investment AB Oresund	7,787	90,455
INVISIO AB	10,159	237,156
Inwido AB	14,798	244,441
JM AB (B Shares)	17,558	341,349
Kinnevik AB (B Shares)	69,598	582,691
Lindab International AB	21,107	522,294
Loomis AB	20,383	649,031
Medicover AB Class B	18,852	339,044
Meko AB	11,203	117,583
MIPS AB	7,619	378,488
Modern Times Group MTG AB (B Shares) (a)	24,450	187,784
Munters Group AB (d)	36,778	795,371
Mycronic AB	22,204	777,509
NCAB Group AB (b)	50,783	371,061
NCC AB (B Shares)	24,842	383,444
New Wave Group AB (B Shares)	24,871	263,360
Nolato AB (B Shares)	54,492	292,325
Nordnet AB	39,391	804,063
Norion Bank AB (a)	17,462	66,038
NP3 Fastigheter AB	8,114	193,963
Nyfosa AB	41,023	419,454
OX2 AB (a)	42,145	233,173
Pandox AB	26,065	484,344
Paradox Interactive AB	11,025	158,027
Peab AB	47,644	355,021
Platzer Fastigheter Holding AB	16,317	149,317
Ratos AB (B Shares)	58,037	186,534
Rusta AB	15,696	108,825
RVRC Holding AB	15,921	65,770
Samhallsbyggnadsbolaget I Norden AB (B Shares)	280,451	177,920
Scandic Hotels Group AB (a)(b)(d)	40,261	244,930
Sdiptech AB (a)	8,413	257,672
Sectra AB (B Shares)	38,642	878,260
SkiStar AB	11,491	169,320
SSAB AB:
(A Shares)	63,116	325,328
(B Shares) (b)	184,959	936,090
Stillfront Group AB (a)	137,983	115,059
Storskogen Group AB (b)	390,941	317,376
Surgical Science Sweden AB (a)(b)	10,578	128,210
Svolder AB (B Shares)	25,587	151,957
Sweco AB (B Shares)	56,709	915,567
Swedencare AB	15,646	67,556
Synsam Holding AB	14,842	69,573
Thule Group AB (d)	30,003	829,837
Troax Group AB	11,208	254,318
Truecaller AB (B Shares)	62,253	196,830
VBG Group AB (B Shares)	5,015	199,725
Vimian Group AB (a)(b)	49,484	156,180
Vitec Software Group AB	8,953	468,166
Vitrolife AB	21,303	458,317
Wallenstam AB (B Shares)	101,401	511,304
Wihlborgs Fastigheter AB	78,822	798,583
Xvivo Perfusion AB (a)	7,243	342,902
Yubico AB (a)	12,123	306,211
TOTAL SWEDEN		43,402,791
Switzerland - 4.1%
Accelleron Industries Ltd.	26,589	1,317,712
Allreal Holding AG	4,204	750,039
ALSO Holding AG	1,808	548,940
Arbonia AG (a)(b)	14,586	211,042
Aryzta AG (a)	279,680	536,896
Autoneum Holding AG (b)	905	142,284
Basilea Pharmaceutica AG (a)	3,479	157,551
Belimo Holding AG (Reg.)	2,770	1,680,461
Bell Food Group AG	613	173,547
Bossard Holding AG	1,594	405,878
Bucher Industries AG	1,875	760,467
Burckhardt Compression Holding AG	862	602,001
Burkhalter Holding AG	1,949	196,732
Bystronic AG	412	148,325
Cembra Money Bank AG	8,438	737,814
Comet Holding AG	2,094	840,940
Daetwyler Holdings AG	2,161	449,557
DKSH Holding AG	10,071	789,387
DocMorris AG (a)(b)	3,296	167,250
Dorma Kaba Holding AG	887	537,606
Dottikon ES Holding AG (a)	983	282,217
EFG International	26,390	378,825
Emmi AG	602	633,034
Flughafen Zuerich AG	5,615	1,301,158
Forbo Holding AG (Reg.)	271	291,763
Galenica AG (d)	14,056	1,224,245
Georg Fischer AG (Reg.)	22,086	1,627,985
Huber+Suhner AG	4,052	355,459
Implenia AG	3,388	123,130
INFICON Holding AG	482	719,362
International Workplace Group PLC	215,457	478,623
Interroll Holding AG	192	621,225
Intershop Holding AG	1,484	198,148
Kardex Holding AG	1,741	530,581
Komax Holding AG (Reg.) (b)	1,014	154,569
Landis+Gyr Group AG	6,921	626,852
LEM Holding SA	128	187,242
Leonteq AG	2,857	86,418
Medacta Group SA (d)	1,956	280,782
Medmix AG (b)(d)	7,023	96,974
Meier Tobler Group AG	1,273	40,826
Metall Zug AG	53	76,987
Mobilezone Holding AG	10,955	178,974
Mobimo Holding AG	2,040	611,245
OC Oerlikon Corp. AG (Reg.)	52,631	296,568
Orior AG	1,827	115,729
PSP Swiss Property AG	12,901	1,725,523
Rieter Holding AG (Reg.)	790	93,603
Schweiter Technologies AG	283	132,835
Sensirion Holding AG (a)(b)(d)	2,719	255,250
SFS Group AG	4,928	719,760
Siegfried Holding AG	1,148	1,339,279
SKAN Group AG	3,151	284,676
Stadler Rail AG (b)	15,488	475,536
Sulzer AG (Reg.)	5,301	789,941
Swissquote Group Holding SA	3,020	965,437
Tecan Group AG	3,652	1,361,361
TX Group AG	756	139,185
u-blox Holding AG	1,965	180,214
Valiant Holding AG	4,441	504,435
Vetropack Holding AG	3,696	140,429
Vontobel Holdings AG	8,006	525,372
Ypsomed Holding AG	1,168	536,927
Zehnder Group AG	2,698	169,672
TOTAL SWITZERLAND		33,012,785
Tanzania - 0.0%
Helios Towers PLC (a)	211,770	344,657
United Arab Emirates - 0.1%
Network International Holdings PLC (a)(d)	134,986	680,243
United Kingdom - 14.6%
4Imprint Group PLC	7,933	623,114
A.G. Barr PLC	28,183	233,325
AB Dynamics PLC	4,814	121,916
Abrdn PLC	524,083	1,145,686
Advanced Medical Solutions Group PLC	60,974	192,827
AJ Bell PLC	88,385	521,531
Alfa Financial Software Holdings PLC (d)	32,487	78,098
Allfunds Group PLC	97,210	584,943
Alpha Financial Markets Consulting PLC	30,934	198,041
Alpha FX Group PLC	9,706	323,169
Alphawave IP Group PLC (a)	96,168	192,119
AO World PLC (a)	88,763	133,736
Ascential PLC	57,726	423,737
Ashmore Group PLC	133,402	295,314
Ashtead Technology Holdings PLC	22,448	250,776
ASOS PLC (a)(b)	13,155	61,219
Assura PLC	841,909	440,503
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	61,833	123,527
Auction Technology Group PLC (a)(b)	28,122	183,292
B&M European Value Retail SA	285,381	1,717,326
Babcock International Group PLC	71,075	485,177
Balfour Beatty PLC	149,807	811,165
Beazley PLC	189,843	1,668,100
Bellway PLC	33,496	1,234,122
Big Yellow Group PLC	52,925	823,257
Bodycote PLC	53,552	480,530
Boohoo.Com PLC (a)(b)	192,199	79,807
Breedon Group PLC	82,152	455,709
Bridgepoint Group PLC (d)	67,179	253,041
British Land Co. PLC	249,743	1,321,471
Britvic PLC	66,727	1,088,560
Bytes Technology Group PLC	65,210	425,860
Central Asia Metals PLC	48,340	122,920
Chemring Group PLC	76,608	407,721
Clarkson PLC	8,199	477,999
Close Brothers Group PLC	43,516	285,864
CLS Holdings PLC (b)	49,820	58,794
CMC Markets PLC (d)	31,521	135,140
Coats Group PLC	449,953	517,701
Computacenter PLC	24,169	836,417
ConvaTec Group PLC (d)	465,051	1,400,156
Craneware PLC	7,954	235,181
Cranswick PLC	15,196	930,853
Crest Nicholson Holdings PLC	68,563	234,808
Currys PLC (a)	255,380	267,075
Custodian (REIT) PLC	118,124	116,928
CVS Group PLC	20,715	303,584
Darktrace PLC (a)	119,244	905,355
Deliveroo PLC Class A (a)(d)	301,733	511,631
Derwent London PLC	27,290	806,200
Diploma PLC	37,968	2,171,058
Direct Line Insurance Group PLC	372,906	903,649
Discoverie Group PLC	27,559	239,851
Domino's Pizza UK & IRL PLC	103,281	430,184
Dowlais Group PLC	399,138	327,878
Dr. Martens Ltd.	162,891	148,677
Drax Group PLC	109,958	916,697
DS Smith PLC	390,989	2,285,988
Dunelm Group PLC	34,662	549,422
easyJet PLC	86,533	501,259
Elementis PLC	164,666	338,275
Empiric Student Property PLC	169,959	210,844
Essentra PLC	83,125	182,733
Evoke PLC (a)	102,680	77,946
FD Technologies PLC (a)(b)	6,807	133,536
FDM Group Holdings PLC	27,400	149,878
Fever-Tree Drinks PLC	30,087	356,808
Firstgroup PLC	179,572	404,909
Forterra PLC (d)	56,264	126,722
Frasers Group PLC (a)	31,602	363,805
Future PLC	29,695	427,553
Games Workshop Group PLC	9,350	1,238,049
Gamma Communications PLC	25,985	496,399
GB Group PLC	72,605	325,001
Genuit Group PLC	70,183	461,946
Genus PLC	18,845	442,370
Grafton Group PLC unit	50,923	707,012
Grainger Trust PLC	200,591	621,466
Great Portland Estates PLC	126,189	567,778
Greatland Gold PLC (a)	1,305,218	118,965
Greggs PLC	28,782	1,159,602
Halfords Group PLC	62,374	123,966
Hammerson PLC	1,214,128	449,829
Harbour Energy PLC	164,395	662,545
Hays PLC	450,721	545,238
Hill & Smith Holdings PLC	22,661	670,033
Hilton Food Group PLC	21,324	256,038
Hiscox Ltd.	98,154	1,603,772
Hollywood Bowl Group PLC	48,621	207,828
Home (REIT) PLC (a)(c)	235,236	92,053
Howden Joinery Group PLC	155,383	1,878,673
Hunting PLC	41,821	246,772
Ibstock PLC (d)	110,097	259,859
IG Group Holdings PLC	105,410	1,270,405
IMI PLC	73,588	1,791,744
Impact Healthcare REIT PLC	92,807	104,514
Impax Asset Management Group PLC	27,497	143,693
Inchcape PLC	105,646	1,144,905
Indivior PLC (a)	32,844	451,782
IntegraFin Holdings PLC	85,468	423,013
Intermediate Capital Group PLC	82,504	2,329,144
International Distributions Services PLC (a)	191,120	847,645
Investec PLC	182,954	1,447,635
IP Group PLC	301,445	161,597
ITM Power PLC (a)(b)	139,018	93,468
ITV PLC	1,024,629	1,057,721
J.D. Wetherspoon PLC (a)	24,403	234,187
Jet2 PLC	48,954	893,646
John Wood Group PLC (a)	187,645	492,103
Johnson Matthey PLC	51,657	1,088,421
Johnson Service Group PLC	116,198	243,188
Judges Scientific PLC	1,677	213,431
Jupiter Fund Management PLC	128,031	144,346
Just Eat Takeaway.com NV (a)(b)(d)	53,561	683,424
Just Group PLC	297,365	461,791
Kainos Group PLC	25,198	355,678
Keller Group PLC	20,575	394,108
Kier Group PLC	125,571	261,190
Lancashire Holdings Ltd.	69,734	568,359
Learning Technologies Group PLC	173,124	160,243
Liontrust Asset Management PLC	18,989	161,847
Londonmetric Properity PLC	584,789	1,514,076
Man Group PLC	340,284	1,069,133
Marks & Spencer Group PLC	578,982	2,443,571
Marlowe PLC	23,390	132,304
Marshalls PLC	64,177	287,110
ME Group International PLC	60,832	151,087
Mitchells & Butlers PLC (a)	75,672	302,541
Mitie Group PLC	357,241	556,612
Mobico Group PLC	141,025	101,888
Molten Ventures PLC (a)	46,368	222,339
MONY Group PLC	138,755	424,536
Moonpig Group PLC (a)	85,482	239,563
Morgan Advanced Materials PLC	80,169	351,954
Morgan Sindall PLC	12,648	465,026
NCC Group Ltd.	84,716	160,746
Next Fifteen Communications Group PLC	23,768	260,634
Ninety One PLC	79,110	175,025
Ocado Group PLC (a)(b)	154,461	805,389
OSB Group PLC	111,273	738,123
Oxford Instruments PLC	14,891	480,492
Oxford Nanopore Technologies Ltd. (a)	162,186	251,866
Pagegroup PLC	89,044	488,331
Paragon Banking Group PLC	59,751	617,576
Pennon Group PLC	81,795	651,940
Pets At Home Group PLC	126,964	500,755
Picton Property Income Ltd.	154,991	146,049
Playtech Ltd. (a)	70,993	515,648
Polar Capital Holdings PLC	25,662	197,939
Premier Foods PLC	183,409	424,407
Primary Health Properties PLC	375,263	445,514
PZ Cussons PLC Class L	65,727	89,396
QinetiQ Group PLC	145,920	906,423
Quilter PLC (d)	399,642	686,897
Rank Group PLC (a)	65,429	59,720
Rathbone Brothers PLC	18,189	449,886
Redrow PLC	74,482	714,298
Renew Holdings PLC	22,347	311,988
Renewi PLC	20,537	177,945
Renishaw PLC	10,383	506,552
Rightmove PLC	226,557	1,678,185
Rotork PLC	241,776	1,124,529
RS GROUP PLC	134,777	1,417,288
RWS Holdings PLC	85,161	206,258
Safestore Holdings PLC	62,185	644,732
Savills PLC	40,654	666,873
Serco Group PLC	307,144	756,136
Serica Energy PLC	81,114	137,749
Shaftesbury Capital PLC	440,336	862,131
SIG PLC (a)(b)	199,903	62,961
Softcat PLC	36,542	763,839
Spectris PLC	28,576	1,116,036
Spire Healthcare Group PLC (d)	79,787	264,118
Spirent Communications PLC	162,907	362,305
SSP Group PLC	229,843	540,719
St. James's Place PLC	156,277	1,376,178
SThree PLC	37,893	200,699
Subsea 7 SA	64,260	1,238,012
Supermarket Income (REIT) PLC	349,741	334,510
Target Healthcare (REIT) PLC	174,391	182,041
Tate & Lyle PLC	113,817	962,037
Team17 Group PLC (a)	34,426	128,343
Telecom Plus PLC	19,996	488,411
The PRS REIT PLC	148,731	156,785
The Weir Group PLC	73,089	1,909,258
THG PLC (a)(b)	214,365	183,121
TORM PLC	13,190	510,736
TP ICAP Group PLC	217,891	620,443
Trainline PLC (a)(d)	127,159	556,776
Travis Perkins PLC	60,514	745,264
Tritax Big Box REIT PLC	634,512	1,349,978
Trustpilot Group PLC (a)(d)	99,076	265,561
Unite Group PLC	110,345	1,351,869
Urban Logistics REIT PLC	133,785	213,608
Vesuvius PLC	60,209	374,237
Victrex PLC	23,310	329,628
Virgin Money UK PLC	310,168	858,878
Vistry Group PLC (a)	91,730	1,632,061
Volex PLC	36,221	165,069
Volution Group PLC	56,072	394,296
Warehouse (REIT) PLC	115,244	127,411
Watches of Switzerland Group PLC (a)(d)	68,769	359,636
WH Smith PLC	37,359	633,955
Wickes Group PLC	68,737	133,431
Workspace Group PLC	41,422	325,890
Yellow Cake PLC (a)(d)	61,898	442,824
YouGov PLC	30,316	180,054
Young & Co.'s Brewery PLC Class A (b)	6,981	89,565
Zigup PLC	63,393	345,538
TOTAL UNITED KINGDOM		116,326,660
United States of America - 0.7%
Burford Capital Ltd.	56,021	790,035
Carnival PLC (a)	39,321	604,151
Diversified Energy Co. PLC	13,876	229,222
Fiverr International Ltd. (a)(b)	9,269	242,014
InMode Ltd. (a)(b)	22,951	415,872
JS Global Lifestyle Co. Ltd. (d)	382,000	76,274
Pagaya Technologies Ltd. Class A (a)	9,920	147,610
PolyPeptide Group AG (a)(d)	4,199	140,644
REC Silicon ASA (a)(b)	84,425	69,254
Reliance Worldwide Corp. Ltd.	222,505	749,362
RHI Magnesita NV	5,297	249,911
Riskified Ltd. (a)(b)	28,852	181,191
Signify NV (d)	36,570	906,334
Sims Ltd.	46,448	309,214
Sinch AB (a)(b)(d)	193,023	521,976
TI Fluid Systems PLC (d)	107,784	182,347
TOTAL UNITED STATES OF AMERICA		5,815,411
TOTAL COMMON STOCKS (Cost $842,643,427)		783,207,512

Nonconvertible Preferred Stocks - 0.3%
	Shares	Value ($)
Germany - 0.2%
Draegerwerk AG & Co. KGaA (non-vtg.)	2,400	126,364
Einhell Germany AG	480	92,467
Fuchs Petrolub AG	19,548	850,887
Jungheinrich AG	13,699	434,394
Sixt SE Preference Shares	4,540	252,058
Sto SE & Co. KGaA	705	94,458
TOTAL GERMANY		1,850,628
Italy - 0.1%
Danieli & C. Officine Meccaniche SpA	10,741	309,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,355,563)		2,160,420

Government Obligations - 0.0%
	Principal Amount (e)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $356,905)	358,000	356,898

Money Market Funds - 5.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	8,844,121	8,845,890
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	38,208,044	38,211,865
TOTAL MONEY MARKET FUNDS (Cost $47,057,755)		47,057,755

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $892,413,650)	832,782,585
NET OTHER ASSETS (LIABILITIES) - (4.2)% (i)	(33,658,536)
NET ASSETS - 100.0%	799,124,049

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	119	Sep 2024	14,218,715	263,250	263,250

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,511,503 or 3.8% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $356,898.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)	Includes $96,634 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	5,969,273	54,827,679	51,950,759	241,393	(303)	-	8,845,890	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	16,588,393	70,566,364	48,942,892	404,905	-	-	38,211,865	0.2%
Total	22,557,666	125,394,043	100,893,651	646,298	(303)	-	47,057,755

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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